ALLIANCE MUNICIPAL INCOME FUND II

SEMI-ANNUAL REPORT
MARCH 31, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                        ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

May 26, 1999

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income

Fund II's six-month fiscal reporting period ending March 31, 1999.


ALLIANCE MUNICIPAL INCOME FUND II--CLASS A SHARES
Period Ended March 31, 1999

                     6 MONTHS
                       FUND                                                SINCE
                     PORTFOLIO    1 YEAR       3 YEARS      5 YEARS       INCEPTION      3 YEAR
                       TOTAL      LIPPER       LIPPER       LIPPER         LIPPER      MORNINGSTAR
PORTFOLIO            RETURNS*   RANKINGS**   RANKINGS**   RANKINGS**     RANKINGS**     RATINGS***
-------------        ---------  ---------    ----------   -----------   ------------   -----------
Arizona                1.89%       1/39        1/34          n/a            1/22          5 stars
Florida                1.38%       3/64        2/57         1/36            2/25          5 stars
Massachusetts          2.16%       1/57        1/52         1/37            1/37          5 stars
Michigan               2.20%       2/49        1/41         1/31            1/31          5 stars
Minnesota              2.22%       4/47        1/45         1/28            2/22          5 stars
New Jersey             2.51%       1/55        1/48         1/31            1/26          5 stars
Ohio                   1.92%       9/51        1/47         1/35            1/28          5 stars
Pennsylvania           1.59%       1/62        1/57         1/42            1/35          5 stars
Virginia               1.32%      15/35        1/32          n/a            1/26          5 stars
Number of Funds in Morningstar Municipal Bond Fund Category                                1,578


* THE FUND'S INVESTMENT RESULTS ARE BASED ON THE NET ASSET VALUE OF CLASS A SHARES. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. ADDITIONAL PERFORMANCE INFORMATION CAN BE FOUND ON PAGES 3-5.

** LIPPER RANKINGS CORRESPOND TO THE PORTFOLIO'S RETURN AMONG THE RETURNS OF ITS PEER GROUP OF FUNDS, AS REPRESENTED BY THE RESPECTIVE STATE SPECIFIC LIPPER MUNICIPAL DEBT FUNDS AVERAGE. FUNDS IN THE LIPPER AVERAGES GENERALLY HAVE SIMILAR INVESTMENT OBJECTIVES TO THE FUND, ALTHOUGH SOME MAY HAVE DIFFERENT INVESTMENT POLICIES. FUND PORTFOLIO INCEPTION DATES ARE: ARIZONA (6/1/94); FLORIDA (6/25/93); MASSACHUSETTS (3/29/94); MICHIGAN (2/25/94); MINNESOTA (6/25/93); NEW JERSEY (6/25/93); OHIO (6/25/93); PENNSYLVANIA (6/25/93); AND
VIRGINIA (4/29/94). SINCE INCEPTION LIPPER RANKINGS ARE BASED ON THE CLOSEST MONTH-END TO EACH PORTFOLIO'S INCEPTION DATE. AN INVESTOR CANNOT INVEST DIRECTLY IN AN AVERAGE.

*** MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF MARCH 31, 1999. EACH PORTFOLIO'S 5-YEAR (WHERE APPLICABLE) AND OVERALL MORNINGSTAR RATINGS WERE: ARIZONA 5 STARS; FLORIDA 5 STARS AND 5 STARS; MASSACHUSETTS 5 STARS AND 5 STARS; MICHIGAN 5 STARS AND 5 STARS; MINNESOTA 4 STARS AND 4 STARS; NEW JERSEY 4 STARS AND 4 STARS; OHIO 5 STARS AND 5 STARS; PENNSYLVANIA 5 STARS AND 5 STARS; VIRGINIA 5 STARS AMONG 1,131 MUNICIPAL BOND FUNDS FOR THE 5-YEAR PERIOD AND AMONG 1,578 MUNICIPAL BOND FUNDS FOR THE OVERALL PERIOD. THESE RATINGS MAY CHANGE MONTHLY AND ARE CALCULATED FROM EACH PORTFOLIO'S 3-YEAR, 5-YEAR (WHERE APPLICABLE) AND OVERALL AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS PORTFOLIO PERFORMANCE BELOW 90-DAY TREASURY BILL RETURNS. IF THE PORTFOLIO SCORES IN THE TOP 10% OF ITS CLASS, IT RECEIVES 5 STARS; IF IT FALLS IN THE NEXT 22.5%, IT RECEIVES 4 STARS; A PLACE IN THE MIDDLE 35% EARNS IT 3 STARS; IF IT FALLS IN THE NEXT 22.5%, IT RECEIVES 2 STARS; AND IF IT SCORES AT THE BOTTOM 10%, IT GETS 1 STAR. EACH PORTFOLIO'S SEC AVERAGE ANNUAL TOTAL RETURNS CAN BE FOUND ON PAGE 4.


MARKET OVERVIEW
For the six months ended March 31, 1999, the municipal bond market continued to perform well compared to the U.S. government bond (Treasury) market. Part of this positive performance was attributable to a declining yield ratio, or relationship of municipal bond yields to Treasury yields, over the period. In the latter part of calendar 1998, investors seeking the "safe haven" of U.S. government bonds during the emerging markets crisis pushed the yield ratio toward 100%, compared with traditional levels of roughly 85%. The markets reversed course in recent months, retracing much of the ground lost in 1998. In addition to the easing of international financial tensions, continued investor demand for tax-exempt


1


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


income and the absence of any significant tax reform legislation contributed to the price appreciation we have seen throughout the municipal market.

Another significant contributor to the health of the municipal bond market is the continuing improvement of the creditworthiness of state and local governments. The strong domestic economy continues to produce record levels of sales, income and property tax receipts. State and local government spending has increased at a lower rate than tax revenues, resulting in overall budget surpluses.

INVESTMENT STRATEGY
In response to the unusually high yields on municipal bonds compared with government bonds (on an after-tax basis) during the reporting period, your management team selectively added new municipal positions to the portfolios. In particular, we have continued to focus our research efforts on project-specific financings, primarily basic infrastructure improvement projects. Over time, we expect that the underlying credit fundamentals of the issuers of these securities will improve and that the original, higher-yielding debt that we hold will outperform the broader municipal market. We have also continued our strategy of selectively adding new, non-rated positions to our single state portfolios, which offer substantially more income for acceptable incremental risk.

In addition to our overall portfolio strategy built on fundamental credit analysis, we attempt, when market conditions are favorable, to make opportunistic purchases and sales of securities at advantageous prices. A good example of such a time in the market was December 1998, when dealers and investors provided lower levels of liquidity during holiday and year-end reporting periods. In December, we made several purchases at attractive prices. We also use these market opportunities to improve the call protection in the portfolios and to increase overall risk-adjusted return profile. Over time, we have found that this type of opportunistic investing provides an important part of our total return advantage compared with our peer group of competing mutual funds.

MARKET OUTLOOK
The U.S. economy's low inflation, steady growth and federal budget surplus should lead to further stability in all sectors of the bond market. The municipal market should continue to perform in line with the broader market. In this type of trading-range environment, we anticipate that the yield ratio of municipals to Treasuries should continue to decline to its historic mean level of approximately 85%. This room for improvement should allow municipals to continue to perform well relative to Treasuries and corporate bonds. However, more new infrastructure projects are under consideration at the state level and the local level than in the recent past. This may lead to an increased supply of new issues of tax-exempt bonds. We expect, however, that the overall supply and demand characteristics of the market will remain in approximate equilibrium and that neither new issues nor net redemptions will move the market appreciably.

As always, we will continue to pursue our tactics of buying on weakness and selling on strength within the overall strategy of fundamental credit analysis.

We appreciate your investment in Alliance Municipal Income Fund II and look forward to reporting future investment results.

Sincerely,


John D. Carifa
Chairman and President


Susan P. Keenan
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES             ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

The nine portfolios of Alliance Municipal Income Fund II, by investing principally in high-yielding, predominantly medium quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher quality municipal obligations.


HOW YOUR PORTFOLIO PERFORMED OVER THE PAST SIX MONTHS
The Portfolios' Class A share total returns at net asset value (NAV) for the 6-month and 1-year periods ended March 31, 1999 are shown below. For comparison, we have also shown returns for the overall municipal bond market, represented by the unmanaged state specific Lipper Municipal Debt Funds Average, for the 1-year, 3-year and 5-year periods ended March 31, 1999. Current yields and returns for Class B and Class C shares are on the next two pages.


INVESTMENT RESULTS
MUNICIPAL INCOME FUND II--CLASS A SHARES COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE*
Period Ended March 31, 1999

                     FUND PORTFOLIO  FUND PORTFOLIO
                     TOTAL RETURNS   TOTAL RETURNS    LIPPER     LIPPER    LIPPER
                       (AT NAV)        (AT NAV)       AVERAGE    AVERAGE   AVERAGE
PORTFOLIO              6 MONTHS         1 YEAR        1 YEAR     3 YEARS   5 YEARS
-------------       --------------  ---------------  ---------   -------   -------
Arizona                  1.89%           7.20%         5.15%      6.77%     7.10%#
Florida                  1.38%           5.89%         4.90%      6.61%     6.85%
Massachusetts            2.16%           6.52%         4.96%      6.69%     6.80%
Michigan                 2.20%           6.47%         4.91%      6.52%     6.70%
Minnesota                2.22%           5.96%         5.06%      6.42%     6.51%
New Jersey               2.51%           6.94%         5.22%      6.61%     6.68%
Ohio                     1.92%           5.58%         4.98%      6.58%     6.70%
Pennsylvania             1.59%           6.39%         4.66%      6.59%     6.70%
Virginia                 1.32%           5.11%         4.95%      6.80%     6.95%#


* Total returns for the Fund's portfolios are based on the net asset value of Class A shares as of March 31, 1999. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results. The state specific Lipper Municipal Debt Funds Averages have generally similar investment objectives to your Fund's portfolios, although some may have different investment policies.

#    Portfolios that are not yet 5 years old show since inception Lipper returns, rather than 5-year returns.


3


INVESTMENT RESULTS
AS OF MARCH 31, 1999                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                  NAV AND SEC TOTAL RETURNS
                --------------------------------------------------------------
                    WITHOUT SALES CHARGE              WITH SALES CHARGE
                -----------------------------    -----------------------------
                   1         5        SINCE         1        5         SINCE
                  YEAR      YEAR    INCEPTION      YEAR     YEAR     INCEPTION
                -------   -------   ---------    -------  -------    ---------
ARIZONA
Class A          7.20%      n/a        8.23%      2.62%      n/a        7.27%
Class B          6.42%      n/a        7.48%      3.42%      n/a        7.48%
Class C          6.42%      n/a        7.48%      5.42%      n/a        7.48%

FLORIDA
Class A          5.89%     8.54%       6.42%      1.36%     7.61%       5.63%
Class B          5.17%     7.75%       5.66%      2.17%     7.75%       5.66%
Class C          5.17%     7.75%       5.65%      4.17%     7.75%       5.65%

MASSACHUSETTS
Class A          6.52%     9.42%       9.40%      1.98%     8.48%       8.46%
Class B          5.86%     8.67%       8.66%      2.86%     8.67%       8.66%
Class C          5.86%     8.68%       8.66%      4.86%     8.68%       8.66%

MICHIGAN
Class A          6.47%     9.15%       7.90%      1.98%     8.20%       6.99%
Class B          5.67%     8.38%       7.14%      2.67%     8.38%       7.14%
Class C          5.67%     8.38%       7.14%      4.67%     8.38%       7.14%

MINNESOTA
Class A          5.96%     7.74%       6.06%      1.45%     6.82%       5.27%
Class B          5.22%     6.97%       5.29%      2.22%     6.97%       5.29%
Class C          5.22%     6.95%       5.29%      4.22%     6.95%       5.29%

NEW JERSEY
Class A          6.94%     8.20%       6.43%      2.36%     7.26%       5.63%
Class B          6.20%     7.41%       5.66%      3.20%     7.41%       5.66%
Class C          6.20%     7.41%       5.66%      5.20%     7.41%       5.66%

OHIO
Class A          5.58%     8.23%       6.40%      1.08%     7.30%       5.61%
Class B          4.86%     7.45%       5.63%      1.86%     7.45%       5.63%
Class C          4.86%     7.45%       5.63%      3.86%     7.45%       5.63%

PENNSYLVANIA
Class A          6.39%     8.48%       6.79%      1.90%     7.55%       5.99%
Class B          5.67%     7.69%       6.02%      2.67%     7.69%       6.02%
Class C          5.67%     7.69%       6.02%      4.67%     7.69%       6.02%

VIRGINIA
Class A          5.11%      n/a        8.74%      0.68%      n/a        7.80%
Class B          4.44%      n/a        8.00%      1.46%      n/a        8.00%
Class C          4.44%      n/a        8.01%      3.45%      n/a        8.01%


The Fund's investment results represent total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

n/a: not applicable.


4


INVESTMENT RESULTS
AS OF MARCH 31, 1999                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                             TAXABLE
                                           EQUIVALENT
                                            YIELD IN
                       30 DAY           36% TAX BRACKET
PORTFOLIO            SEC YIELD*              (AT NAV)
---------            ----------         -----------------
ARIZONA
Class A                 4.20%                 8.24%
Class B                 3.68%                 7.18%
Class C                 3.69%                 7.18%

FLORIDA
Class A                 4.58%                 7.95%
Class B                 4.09%                 6.88%
Class C                 4.09%                 6.88%

MASSACHUSETTS
Class A                 4.47%                 8.57%
Class B                 3.97%                 7.53%
Class C                 3.97%                 7.53%

MICHIGAN
Class A                 4.06%                 7.73%
Class B                 3.54%                 6.65%
Class C                 3.54%                 6.65%

MINNESOTA
Class A                 4.48%                 8.52%
Class B                 3.96%                 7.31%
Class C                 3.97%                 7.31%

NEW JERSEY
Class A                 4.11%                 8.26%
Class B                 3.58%                 7.11%
Class C                 3.59%                 7.11%

OHIO
Class A                 4.11%                 8.63%
Class B                 3.59%                 7.48%
Class C                 3.60%                 7.48%

PENNSYLVANIA
Class A                 4.22%                 8.10%
Class B                 3.70%                 7.01%
Class C                 3.71%                 7.01%

VIRGINIA
Class A                 4.44%                 8.42%
Class B                 3.94%                 7.36%
Class C                 3.93%                 7.36%


* SEC yields are based on SEC guidelines and are calculated on 30 days ended March 31, 1999


5


ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________



STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------

       MUNICIPAL BONDS-97.9%
       LONG TERM MUNICIPAL BONDS-96.2%
       ARIZONA-91.2%
AAA    Glendale Connie Lee
       (Midwestern Univ) Ser 96A
       6.00%, 5/15/26                             $  475      $   526,675
AAA    Glendale Connie Lee
       (Midwestern Univ) Ser 96A
       6.00%, 5/15/06 Pre-refunded                 1,025        1,160,710
NR     Goodyear Assessment
       District No 1 Ser 96C
       7.25%, 7/01/16                              4,668        5,107,119
NR     Hassayampa Cmnty Fac
       Dist Spec Assessment Lien Ser 96
       7.75%, 7/01/21                              6,910        7,765,665
AAA    Maricopa Cnty MFHR
       (Mesa Ridge Apts Proj)
       MBIA Ser 99A
       5.15%, 7/01/29                              1,250        1,253,275
AAA    Maricopa Cnty MFHR
       (Shadow Creek Apts Proj)
       FNMA Ser 94C
       5.20%, 12/15/21                             5,600        5,599,552
AAA    Maricopa Cnty GO
       School Dist No. 28
       (Kyrene Elem) FGIC Ser 95B
       6.00%, 7/01/14                              2,000        2,158,720
AAA    Maricopa Cnty Hlth Fac Rev
       (Catholic Healthcare West)
       MBIA Ser 93
       7.902%, 7/01/13 (a)                         2,590        2,918,412
AA-    Maricopa Cnty IDR
       (Citizens Utilities) Ser 95 AMT
       6.20%, 5/01/30                              2,630        2,867,752
AAA    Mesa Cnty Health Care Fac
       (Lutheran Hlth Sys) MBIA Ser 98A
       5.00%, 1/01/19                              2,903        2,870,486
AA     Mohave Cnty IDR
       (Cargill /North Star Steel)
       Ser 95A AMT
       6.70%, 3/01/20                              6,000        6,769,560
AAA    Mohave Cnty IDR
       Hlth Care Rev
       (Chris Ridge & Silver)
       GNMA Ser 96
       6.375%, 11/01/31                            1,000        1,090,770
AAA    Phoenix Arpt Rev
       (Sky Harbor/Goodyear/Deer Valley)
       MBIA Ser 94D AMT
       6.30%, 7/01/10                              1,795        1,975,182
AA+    Phoenix Excise Tax Rev
       (Civic Plaza Bldg Corp)
       Sr Lien Ser 94
       6.00%, 7/01/12                              1,015        1,095,408
AA     Phoenix MFHR
       (Woodstone & Silver Springs)
       Asset Gty Ser 93
       6.25%, 4/01/23                              2,000        2,116,961
AAA    Pima Cnty
       SFMR GNMA/FNMA/FHLMC
       Ser 97A AMT
       6.25%, 11/01/30                             2,195        2,312,213
AAA    Tempe MFHR
       (Quadrangles) FHA Ser 93
       6.25%, 6/01/26                              2,740        2,903,989
AAA    Yuma MFHR
       (Alexandrite Sands Apts)
       FHA Ser 90 AMT
       7.70%, 12/01/29                             3,000        3,131,250
                                                               53,623,699

       PUERTO RICO-5.0%
AAA    Puerto Rico Hsg Fin Corp Rev
       SFMR GNMA Ser 98 AMT
       5.20%, 12/01/32                             2,905        2,903,402

       TOTAL LONG TERM MUNICIPAL BONDS
         (cost $55,169,233)                                    56,527,101


6


ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------

       SHORT TERM MUNICIPAL NOTE-1.7%
A-2    Tucson IDR MFHR
       (Lincoln Garden Apts)
       Ser 89 VRDN
       4.85%, 2/01/06 (b)
       (cost $1,000,000)                        $  1,000    $   1,000,000

       TOTAL INVESTMENTS-97.9%
         (cost $56,169,233)                                    57,527,101
       Other assets less liabilities-2.1%                       1,261,403

       NET ASSETS-100%                                      $  58,788,504


See footnote summary on page 21.

See Glossary of Terms on page 21.

See notes to financial statements.


7


FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------

       MUNICIPAL BONDS-98.1%
       FLORIDA LONG TERM MUNICIPAL BONDS-93.9%
Aaa    Brevard Cnty Hsg Fin Auth
       SFMR GNMA Ser 94 AMT
       6.70%, 9/01/27 (c)                        $ 4,140    $   4,396,141
A      Broward Cnty Hsg Fin Auth MFHR
       (Bridgewater Place Apts) Ser 99
       5.50%, 4/01/41                              5,640        5,644,681
Aaa    Clay Cnty Hsg Fin Auth
       SFMR GNMA/FNMA Ser 99 AMT
       5.30%, 10/01/29 (c)                         4,710        4,725,543
NR     Collier Cnty Cmnty Dev Dist
       (Fiddlers Creek) Ser 96
       7.50%, 5/01/18                              7,100        7,637,825
NR     Collier Cnty Cmnty Dev Dist
       (Heritage Greens) Ser 96
       8.25%, 5/01/18                              5,080        5,300,929
BBB+   Collier Cnty Hlth Fac
       (The Moorings) Ser 94
       7.00%, 12/01/19                             2,000        2,227,040
AAA    Dade Cnty Arpt Rev
       (Miami Int'l) MBIA Ser 95B AMT
       6.00%, 10/01/24                             9,730       10,619,808
NR     Dade Cnty Hsg Fin Auth
       (Golden Lakes Apts) Ser 97A AMT
       6.00%, 11/01/32                               250          258,287
NR     Dade Cnty Hsg Fin Auth
       (Golden Lakes Apts) Ser 97A AMT
       6.05%, 11/01/39                               750          778,432
Aaa    Duval Cnty Hsg Fin Auth
       SFMR Ser 99 AMT
       5.30%, 4/01/29 (c)                          6,000        5,999,940
AAA    Escambia Cnty Hsg Fin Auth
       SFMR GNMA Ser 95B AMT
       6.25%, 4/01/28                             11,500       12,043,720
Aaa    Escambia Cnty Hsg Fin Auth
       SFMR MBIA Ser 99 AMT
       5.20%, 4/01/32 (c)                          5,000        4,976,500
Baa1   Escambia Cnty PCR
       (Champion Int'l Corp)
       Ser 96 AMT
       6.40%, 9/01/30 (c)                          5,000        5,345,550
AAA    Florida Hsg Fin Agy MFHR
       (Brittany of Rosemont)
       AMBAC Ser 95G AMT
       6.25%, 7/01/35                              1,350        1,444,473
AAA    Florida Hsg Fin Agy MFHR
       (Landings at Boot Ranch)
       AMBAC Ser 95K AMT
       6.10%, 11/01/35                             2,050        2,172,857
AAA    Florida Hsg Fin Agy MFHR
       (Turtle Creek Apts)
       AMBAC Ser 96C AMT
       6.20%, 5/01/36                              3,245        3,462,642
AAA    Florida Hsg Fin Agy
       SFMR GNMA/FNMA Ser 94B AMT
       6.65%, 7/01/26                              3,780        3,960,419
AAA    Florida Hsg Fin Agy
       SFMR GNMA/FNMA Ser 95A AMT
       6.65%, 1/01/24                              6,690        7,082,369
AAA    Florida Hsg Fin Corp MFHR
       (Crossing at Univ Apts)
       AMBAC Ser 98Q-1 AMT
       5.25%, 12/01/38                             6,545        6,479,812
Aaa    Florida Hsg Fin Corp MFHR
       (Waterbridge Apts) MBIA
       Ser 98R-1 AMT
       5.20%, 2/01/32 (c)                          1,540        1,525,509
AAA    Hillsborough Cnty Aviation Auth
       (Tampa Int'l Arpt)
       FGIC Ser 96A AMT
       6.00%, 10/01/23                             1,500        1,648,050
AAA    Jacksonville Wtr & Swr Rev
       (United Wtr Proj) AMBAC
       6.35%, 8/01/25                              1,500        1,667,550
Aaa    Manatee Cnty Hsg Fin Auth
       SFMR GNMA Ser 99 AMT
       6.25%, 11/01/28 (c)                         3,015        3,315,475


8


FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
Aa3    North Miami Hlth Fac Auth
       (Catholic Hlth Svcs Oblig Grp) Ser 96
       6.00%, 8/15/24 (c)                        $ 1,200    $   1,268,508
NR     Northern Palm Beach Cnty
       (Abacoa) Ser 96A
       7.30%, 8/01/27                             15,600       17,124,120
A3     Orange Cnty Hsg Fin Auth
       MFHR (Loma Vista Proj)
       Ser 99G AMT
       5.50%, 3/01/32 (c)                          6,000        5,999,700
AA-    Orlando Util Cmnty
       Wtr & Elec Rev
       Ser 93B
       7.620%, 10/06/17 (a)                        4,550        4,990,304
A+     Palm Beach Cnty IDR
       (Lourdes McKeen Residence)
       Ser 96
       6.625%, 12/01/26                            4,000        4,260,720
Aaa    Pinellas Cnty Hsg Fin Auth
       SFMR GNMA/FNMA
       Ser 94A AMT
       6.55%, 8/01/27 (c)                          4,090        4,305,257
NR     St. Johns Cnty Cmty Dev Dist
       (Julington Creek)
       7.125%, 5/01/19                             5,925        6,475,492
Baa2   Volusia Cnty Ed Fac Auth
       (Embry-Riddle Aero Univ)
       Ser 96A
       6.125%, 10/15/26 (c)                        7,060        7,551,023
AA     Volusia Cnty Hlth Fac Auth
       (John Knox Village)
       Asset Gty Ser 96A
       6.00%, 6/01/17                              3,000        3,298,590
AAA    Volusia Cnty Hsg Fin Auth
       MFHR (Spring Arbor Apts)
       FNMA/GNMA Ser 98A AMT
       5.25%, 8/01/31                              1,955        1,936,819

       TOTAL FLORIDA LONG TERM MUNICIPAL BONDS
         (cost $157,461,928)                                  159,924,085

       SHORT TERM MUNICIPAL NOTES-4.2%
VMIG2  Jacksonville Hosp Rev
       (University Med Ctr Inc)
       Ser 88 VRDN
       4.50%, 2/01/18 (b)(c)                       6,900        6,900,000
VMIG1  Palm Beach Cnty IDR
       (Convalescent Cents Proj) VRDN
       4.50%, 11/01/11 (b)(c)                        275          275,000

       TOTAL SHORT TERM MUNICIPAL NOTES
         (cost $7,175,000)                                      7,175,000

       TOTAL INVESTMENTS-98.1%
         (cost $164,636,928)                                  167,099,085
       Other assets less liabilities-1.9%                       3,195,420

       NET ASSETS-100%                                      $ 170,294,505


See footnote summary on page 21.

See Glossary of Terms on page 21.

See notes to financial statements.


9


MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
       MUNICIPAL BONDS-99.3%
       MASSACHUSETTS-92.3%
BBB-   Massachusetts Dev Fin Agy
       (Boston Biomedical)
       Ser 99
       5.75%, 2/01/29                            $ 1,800     $  1,789,668
BBB-   Massachusetts Dev Fin Agy
       (Eastern Nazarene)
       Ser 99
       5.625%, 4/01/29                             2,000        1,981,380
BBB-   Massachusetts Dev Fin Agy
       (Regis College)
       Ser 98
       5.50%, 10/01/28                             5,665        5,684,091
AA     Massachusetts Dev Fin Agy
       (Seven Hills) Asset Gty
       Ser 99
       5.15%, 9/01/28                              6,035        5,971,572
BBB+   Massachusetts Dev Fin Agy
       (YMCA Greater Boston)
       Ser 98
       5.45%, 11/01/28                             1,000          998,500
AAA    Massachusetts Ed Fin Auth
       (Educational Loan)
       AMBAC Ser 94E AMT
       6.00%, 1/01/12                              2,415        2,547,922
AAA    Massachusetts Hlth & Ed Fac Auth
       (Beth Israel)
       AMBAC Ser G-4
       8.827%, 7/01/25 (a)                         2,000        2,303,820
BBB    Massachusetts Hlth & Ed Fac Auth
       (Caritas Christi)
       Ser 99A
       5.75%, 7/01/28                             14,440       14,462,960
AAA    Massachusetts Hlth & Ed Fac Auth
       (New England Med Ctr)
       MBIA Ser 94
       6.83%, 7/01/18 (a)                          3,975        4,167,986
AA+    Massachusetts Hlth & Ed Fac Auth
       (Wellesley College)
       Ser 99F
       5.125%, 7/01/39                             4,870        4,857,241
AAA    Massachusetts Hsg Fin Agy
       MFHR AMBAC Ser 95E AMT
       6.00%, 7/01/37                              2,680        2,784,895
AAA    Massachusetts Hsg Fin Agy
       SFMR FNMA Ser 92A
       6.90%, 11/15/24                             2,500        2,719,425
AAA    Massachusetts Hsg Fin Agy
       MFHR (Harbor Point)
       AMBAC Ser 96A AMT
       6.40%, 12/01/15                             4,180        4,534,004
AAA    Massachusetts Hsg Fin Agy
       MFHR AMBAC Ser 93A
       6.15%, 10/01/15                             3,500        3,699,990
A+     Massachusetts Hsg Fin Agy
       Mortgage Rev SFMR
       Ser 40 AMT
       6.65%, 12/01/27                             7,000        7,507,430
A3     Massachusetts Ind Fin Agy
       (Brooks School)
       Ser 93
       5.95%, 7/01/03 Pre-refunded (c)             2,250        2,475,856
AA+    Massachusetts Ind Fin Agy
       (Groton School Proj)
       Ser 98A
       5.00%, 3/01/28                              3,440        3,367,760
AAA    Massachusetts Ind Fin Agy
       (Heights Crossing) FHA
       Ser 95 AMT
       6.15%, 2/01/35                              7,000        7,368,900
AAA    Massachusetts Port Auth Spec Fac
       (US Air) MBIA
       Ser 96A AMT
       5.875%, 9/01/23                             4,585        4,854,551
AAA    Massachusetts Tpk Auth
       AMBAC Ser 99A
       5.00%, 1/01/39                              5,000        4,791,850
A3     New England Ed Loan Mktg
       Ser 93H AMT
       6.90%, 11/01/09 (c)                         4,000        4,625,040
                                                               93,494,841


10


MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
       PUERTO RICO-7.0 %
AAA    Puerto Rico Hsg Fin Corp Rev
       SFMR GNMA Ser 98A AMT
       5.20%, 12/01/32                           $ 4,950     $  4,947,277
BBB-   Puerto Rico Port Auth
       (American Airlines)
       Ser 96A AMT
       6.25%, 6/01/26                              2,035        2,185,814
                                                                7,133,091

       TOTAL INVESTMENTS-99.3%
         (cost $99,174,333)                                   100,627,932
       Other assets less liabilities-0.7%                         731,706

       NET ASSETS-100%                                       $101,359,638


See footnote summary on page 21.

See Glossary of Terms on page 21.

See notes to financial statements.


11


MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
       MUNICIPAL BONDS-98.3 %
       MICHIGAN-93.3 %
AAA    Detroit GO
       FGIC Ser 93
       6.35%, 4/01/03 Pre-refunded                $  590     $    646,563
BB-    Detroit Local Dev Fin Auth
       Daimler/Chrysler (Jefferson
       North Assembly Plant)
       Ser 98A
       5.50%, 5/01/21                              1,645        1,616,064
AAA    Detroit Sew Disp Rev
       FGIC 93A
       7.992%, 7/01/03 Pre-refunded (a)            2,200        2,597,100
AAA    Detroit Sew Disp Rev
       FGIC Ser 93A
       7.992%, 7/01/23 (a)                         1,140        1,258,104
AAA    Grand Rapids Swr Sys
       MBIA Ser 92
       6.00%, 1/01/22                              1,500        1,618,080
Aa2    Independence MFHR
       (Greenery Health)
       FHA Ser 97A
       6.15%, 8/01/17 (c)                          1,850        2,012,541
AAA    Kalamazoo Hosp Fin Auth Hosp Rev
       (Borgess Med Ctr)
       FGIC Ser 94A
       6.538%, 6/01/11 (a)                         1,510        1,632,038
AAA    Kent Cnty Arpt Fac
       (Kent Cnty Int'l)
       Ser 95 AMT
       6.10%, 1/01/05 Pre-refunded                 1,000        1,115,450
AA+    Michigan Hosp Fin Auth Hosp Rev
       (Charity Oblig Group) Ser 99A
       5.125%, 11/01/29                            1,665        1,618,613
AAA    Michigan Hosp Fin Auth Hosp Rev
       (St Johns)
       AMBAC Ser 92A
       6.00%, 5/15/13                              1,000        1,078,170
Aaa    Michigan Hsg Dev Auth
       MFHR (Arbor Pointe)
       GNMA Ser 99
       5.40%, 6/20/40 (c)                          1,810        1,813,059
AA+    Michigan Hsg Dev Auth
       SFMR Mortgage Rev
       Ser 96B AMT
       6.20%, 6/01/27                              4,250        4,498,284
AAA    Michigan Strategic Fund
       PCR (Detroit Edison)
       MBIA Ser 95AA
       6.40%, 9/01/25                              1,440        1,617,466
A      Michigan Strategic Fund
       PCR (General Motors)
       Ser 95
       6.20%, 9/01/20                              1,495        1,616,544
NR     Michigan Strategic Fund
       PCR (Holland Home)
       5.75%, 11/15/28                             2,200        2,178,220
BBB+   Romulus Tax Increment
       Fin Auth Ser 94
       6.75%, 11/01/19                             1,585        1,722,578
AA     Troy Downtown Dev Auth
       Asset Gty Ser 95A
       6.375%, 11/01/18                            1,475        1,625,229
                                                               30,264,103

       PUERTO RICO-5.0 %
AAA    Puerto Rico Hsg Fin Corp Rev
       SFMR GNMA Ser 98A AMT
       5.20%, 12/01/32                             1,630        1,629,104

       TOTAL INVESTMENTS-98.3%
         (cost $30,946,212)                                    31,893,207
       Other assets less liabilities-1.7%                         548,584

       NET ASSETS-100%                                       $ 32,441,791


See footnote summary on page 21.

See Glossary of Terms on page 21.

See notes to financial statements.


12


MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
       MUNICIPAL BONDS-102.7%
       MINNESOTA LONG TERM MUNICIPAL BONDS-98.1 %
A      Bass Brook PCR
       (Minn Power & Light)
       Ser 92
       6.00%, 7/01/22                            $ 1,420     $  1,489,069
AAA    Duluth Arpt Lease St
       Secured GO Ser 95C AMT
       6.25%, 8/01/14                              1,485        1,613,690
Aaa    Eagan MFHR
       (Woodbridge Apts)
       GNMA Ser 97A
       5.95%, 2/01/32 (c)                          1,490        1,583,200
Aaa    Little Canada MFHR
       (Cedars Lakeside)
       GNMA Ser 97A
       5.95%, 2/01/32 (c)                          1,490        1,583,200
Aaa    Minneapolis & St. Paul Hsg &
       Redev Auth
       SFMR GNMA/FNMA Ser 96B
       5.125%, 6/01/32 (c)                         1,300        1,301,625
A-     Minneapolis Common Bond
       Fund Cmnty Dev Agy
       Ser 95-2 AMT
       6.625%, 12/01/15                            1,245        1,343,019
A-     Minneapolis Common Bond
       Fund Cmnty Dev Agy
       Ser 97-2 AMT
       6.20%, 6/01/17                              1,795        1,913,021
AAA    Minneapolis COP Spec
       School Dist No. 1
       MBIA Ser 96A
       5.90%, 2/01/17                              1,480        1,595,011
NR     Minneapolis Hlth Care Fac
       (Walker Methodist)
       Ser 98A
       6.00%, 11/15/28                             5,000        5,070,600
AAA    Minneapolis MFHR
       (Riverside Plaza) GNMA
       Ser 98 AMT
       5.20%, 12/20/30                             1,590        1,589,873
NR     Minnesota Agric & Econ Dev Brd
       (Small Business Loan Prog)
       Ser 96A AMT
       6.75%, 8/01/16                              1,450        1,585,633
NR     Minnesota Agric & Econ Dev Brd
       (Small Business Loan Prog)
       Ser 96B AMT
       7.00%, 8/01/16                                750          789,682
Baa1   Minnesota Higher Ed Fac Auth
       (Hamline Univ)
       Ser 4-I
       6.00%, 10/01/16                               790          826,285
AA+    Minnesota Hsg Fin Agy
       SFMR Ser 96G AMT
       6.25%, 7/01/26                              5,100        5,396,412
AA+    Rochester Hlth Care Fac
       (Mayo Med Ctr)
       Ser 92H
       8.528%, 11/15/15 (a)                        1,380        1,598,080
AAA    St. Francis GO Ind
       Sch dist No. 15
       FSA Ser 95A
       6.375%, 2/01/24                             1,000        1,118,310
Aaa    St. Paul FHLMC
       (Wellington Proj)
       Ser 99A
       5.10%, 2/01/24 (c)                          1,600        1,605,520

       TOTAL MINNESOTA LONG TERM MUNICIPAL BONDS
         (cost $30,854,579)                                    32,002,230


13


MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
A-1+   SHORT TERM MUNICIPAL NOTE-4.6 %
       Minneapolis Hosp Rev
       (Catholic Charities Proj)
       VDRN Ser 96
       3.10%, 11/01/16 (b)
       (cost $1,500,000)                         $ 1,500     $  1,500,000

       TOTAL INVESTMENTS-102.7%
         (cost $32,354,579)                                    33,502,230
       Other assets less liabilities-(2.7%)                      (869,789)

       NET ASSETS-100%                                       $ 32,632,441


See footnote summary on page 21.

See Glossary of Terms on page 21.

See notes to financial statements.


14


NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
       NEW JERSEY MUNICIPAL BONDS-96.1 %
AAA    Essex Cnty Imp Auth Util
       Rev (Orange Twp)
       MBIA Ser 93
       6.00%, 12/01/17                           $ 2,510    $   2,749,329
BBB-   New Jersey Eco Dev
       (American Airlines) AMT
       7.10%, 11/01/31                             4,500        4,843,890
AAA    New Jersey Eco Dev
       (NJ American Wtr Co) FGIC
       Ser 94 AMT
       6.875%, 11/01/34                            5,000        5,667,700
A+     New Jersey Eco Dev
       (Anheuser-Busch)
       Ser 95 AMT
       5.85%, 12/01/30                             5,060        5,358,742
AAA    New Jersey Eco Dev
       (Hackensack Wtr Co)
       MBIA Ser 94B AMT
       5.90%, 3/01/24                              4,000        4,229,280
NR     New Jersey Eco Dev
       (Kapkowski Rd/Jersey Gardens)
       Ser 98B AMT
       6.50%, 4/01/31                             19,985       20,715,252
BBB    New Jersey Eco Dev
       (NUI Corp)
       Ser 94A AMT
       5.25%, 11/01/33                            17,860       17,606,924
AAA    New Jersey Eco Dev
       (Pub Ser Elec & Gas)
       MBIA Ser 94A AMT
       6.40%, 5/01/32                              5,000        5,503,550
BBB    New Jersey Hlth Care Fac
       (Englewood Hosp)
       Ser 94
       6.75%, 7/01/24                              4,230        4,636,333
BBB    New Jersey Hlth Care Fac
       (Franciscan Sisters, St. Mary's Hosp)
       Ser 93
       5.875%, 7/01/12                             2,755        2,852,720
AAA    New Jersey Hlth Care Fac
       (Monmouth Med Ctr)
       CGIC Ser C
       6.25%, 7/01/24                              2,750        3,100,927
AAA    New Jersey Hsg & Mtg
       MFHR AMBAC Ser 96A AMT
       6.25%, 5/01/28                              5,000        5,342,000
A+     New Jersey Hsg & Mtg
       MFHR (Sect 8) Ser 1
       6.70%, 11/01/28                               930          997,286
AAA    New Jersey Hsg & Mtg
       SFMR MBIA Ser 95O AMT
       6.35%, 10/01/27                             5,000        5,304,400
AA-    New Jersey Hwy Auth
       Garden State Pkwy Rev
       6.25%, 1/01/14                              1,250        1,340,150
AAA    Passaic Valley Sewer
       AMBAC Ser 92D
       5.75%, 12/01/15                             3,400        3,615,866
AAA    Port Auth of NY & NJ
       (JFK Int'l Airport)
       MBIA Ser 6 AMT
       5.75%, 12/01/22                             7,590        8,119,934
AA-    Port Auth of NY & NJ
       95th Ser94 AMT
       6.125%, 7/15/29                             5,250        5,651,887
AA-    Salem Cnty NJ Waste
       Disposal Auth (E.I. Dupont)
       Ser 92A AMT
       6.125%, 7/15/22                             3,500        3,772,825
BBB    South Jersey Transportation
       Auth NJ Lease Rev
       (Raytheon Aircraft Service)
       Ser 97A AMT
       6.15%, 1/01/22                                500          537,070
AAA    Vineland NJ Sewer Auth
       (Landis) FGIC
       Ser 93C
       7.77%, 9/19/19 (a)                          1,625        1,909,814

       TOTAL INVESTMENTS-96.1%
         (cost $107,893,806)                                  113,855,879
       Other assets less liabilities-3.9%                       4,682,161

       NET ASSETS-100%                                      $ 118,538,040


See footnote summary on page 21.

See Glossary of Terms on page 21.

See notes to financial statements.


15


OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
---------------------------------------------------------------------------
       MUNICIPAL BONDS-98.4%
       OHIO-93.6%
BBB    Akron (Canal Park)
       Ser 96
       Zero Coupon, 12/01/16                     $ 5,000     $  4,882,300
BBB-   Butler Cnty Hosp Rev
       (Fort Hamilton Hughes)
       7.50%, 1/01/10                              1,400        1,521,044
BB     Cleveland Arpt
       (Continental Airlines)
       Ser 98 AMT
       5.375%, 9/15/27                             7,620        7,387,742
AAA    Cleveland Arpt Sys
       FGIC Ser 94A AMT
       6.25%, 1/01/20                              2,950        3,201,045
AAA    Columbus Municipal Arpt Rev
       (Columbus Int'l Arpt)
       MBIA Ser 94A AMT
       6.25%, 1/01/24                              1,200        1,302,120
AAA    Cuyahoga Cnty Hosp Rev
       (Meridia Health Sys) Ser 95
       6.25%, 8/15/24                              2,320        2,649,254
AAA    Cuyahoga Cnty MFHR
       (Nat'l Terminal Apts)
       FNMA Ser 96 AMT
       6.40%, 7/01/16                              5,180        5,618,539
BBB    Dayton Spec Fac Rev
       (Emery Air Freight)
       Ser 96D AMT
       6.20%, 10/01/09                             3,880        4,249,725
A      Franklin Cnty Rev
       (OCLC Online Computer
       Library Ctr) Ser 98A
       5.20%, 10/01/20                             4,885        4,900,632
BBB    Hamilton Cnty Hlth Sys
       (Franciscan Sisters/Providence Hosp)
       Ser 92
       6.875%, 7/01/15                             2,500        2,776,075
Aaa    Kent Ohio MFHR
       (Silver Meadows Apt)
       GNMA Ser 95 AMT
       7.15%, 12/20/26 (c)                         3,100        3,467,598
NR     Mahoning Valley Sanitary
       Dist Ser 94
       7.75%, 5/15/14                              1,500        1,669,020
Baa1   Ohio Air Quality Dev Auth
       (Columbus Southern Pwr)
       Ser 85B
       6.25%, 12/01/20 (c)                         3,895        4,115,496
AAA    Ohio Air Quality Dev Auth
       (JMG Funding/Ohio Pwr)
       AMBAC Ser 94B AMT
       6.375%, 4/01/29                             3,185        3,484,836
BB+    Ohio Air Quality Dev Auth
       (Toledo Edison Co)
       Ser 97A AMT
       6.10%, 8/01/27                              5,000        5,095,300
AAA    Ohio Capital Corp MFHR (Sect 8)
       FHA MBIA Ser 95E
       6.35%, 1/01/22                              1,965        2,103,336
Aa2    Ohio Hsg Fin Agy MFHR
       (Bridgeview Villa II)
       FHA AMT
       6.45%, 12/01/33 (c)                         1,965        2,077,280
AAA    Ohio Hsg Fin Agy
       SFMR GNMA Ser 94 B2 AMT
       6.70%, 3/01/25                              5,590        5,939,319
AAA    Ohio Hsg Fin Agy
       SFMR GNMA Ser 97 A1 AMT
       6.15%, 3/01/29                              8,785        9,325,893
BB+    Ohio St Wtr Dev Auth
       (Cleveland Electric)
       Ser 97A AMT
       6.10%, 8/01/20                              2,000        2,038,120
A      Ohio St Wtr Dev Auth
       (North Star/BHP) AMT
       6.45%, 9/01/20                              2,560        2,776,371
Aa3    Toledo-Lucas Cnty Port Fac (Cargill Inc)
       5.90%, 12/01/15 (c)                         1,150        1,245,370
                                                               81,826,415


16


OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
---------------------------------------------------------------------------
       PUERTO RICO-4.8%
AAA    Puerto Rico Hsg Fin Corp Rev SFMR
       GNMA Ser 98A AMT
       5.20%, 12/01/32                           $ 2,000     $  1,998,900
BBB-   Puerto Rico Port Auth
       (American Airlines)
       Ser 96A AMT
       6.25% 6/01/26                               2,075        2,228,778
                                                                4,227,678

       TOTAL INVESTMENTS-98.4%
         (cost $82,595,296)                                    86,054,093
       Other assets less liabilities-1.6%                       1,348,707

       NET ASSETS-100%                                       $ 87,402,800


See footnote summary on page 21.

See Glossary of Terms on page 21.

See notes to financial statements.


17


PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
---------------------------------------------------------------------------
       MUNICIPAL BONDS-98.3%
       PENNSYLVANIA-90.1 %
AAA    Allegheny Cnty Arpt Rev
       (Pittsburgh Int'l) FSA
       Ser 92B AMT
       6.625%,1/01/22                            $ 3,315     $  3,568,001
BBB-   Allegheny Cnty
       IDR (USX) Ser 96
       6.10%, 1/15/18                              4,000        4,216,320
BBB-   Allegheny Cnty
       IDR (USX) Ser 98
       5.50%, 12/01/29                            14,000       13,920,760
Aaa    Allegheny Cnty MFHR
       (Green Meadow Apts)
       FHA/GNMA
       Ser 98 A1 AMT
       5.125%, 10/20/40 (c)                        5,845        5,785,264
BBB+   Bradford Cnty IDR
       Solid Waste Disp Rev
       (Int'l Paper)
       Ser 95A AMT
       6.60%, 3/01/19                              2,500        2,738,150
BBB+   Cumberland Cnty Municipal Auth Rev
       (Presbyterian Homes Inc)
       Ser 96
       6.00%, 12/01/26                             3,000        3,092,400
BBB-   Delaware Cnty Higher Ed Fac
       (Eastern College)
       Ser 99C
       5.625%, 10/01/28                            3,300        3,274,128
AAA    Montgomery Cnty Hlth Fac
       (Holy Redeemer Hlth Sys)
       AMBAC Ser 97A
       5.25%, 10/01/23                             6,000        6,086,940
A-     New Morgan IDR
       Solid Waste Disp Rev
       (Browning-Ferris)
       Ser 94 AMT
       6.50%, 4/01/19                              4,000        4,313,360
AAA    North East GO
       School Dist FGIC Ser 98
       5.20%, 9/01/23                              2,300        2,306,670
AA     Northampton Cnty Higher Ed
       (Moravian College)
       Asset Gty Ser 99
       5.125%, 7/01/29                             1,000          975,160
AAA    Pennsylvania Convention Ctr Auth
       MBIA Ser 94A
       6.75%, 9/01/19                              2,500        2,829,500
BBB    Pennsylvania Econ Dev
       (Sun Co Inc)
       Ser 94A AMT
       7.60%, 12/01/24                             5,000        5,705,800
AAA    Pennsylvania Higher Ed
       Student Loan AMBAC
       Ser 88D AMT
       6.05%, 1/01/19                              9,400       10,479,447
AAA    Pennsylvania Higher Ed
       (University of Pittsburgh Med Ctr)
       FSA  Ser 99A
       5.00%, 8/01/29                                500          483,310
AA+    Pennsylvania Hsg Fin Agy SFMR
       Ser 92 35D AMT
       8.577%, 4/01/25(a)                          9,500       10,387,870
AA+    Pennsylvania Hsg Fin Agy SFMR
       Ser 94 41B AMT
       6.65%, 4/01/25                              5,000        5,326,500
AA+    Pennsylvania Hsg Fin Agy SFMR
       Ser 96 48 AMT
       5.375%, 10/01/16                            4,165        4,256,922
AAA    Pennsylvania Turnpike
       AMBAC Ser 94A
       6.00%, 12/01/19                             3,000        3,368,160
AAA    Philadelphia Arpt Rev
       AMBAC Ser 95A AMT
       6.10%, 6/15/25                              4,800        5,183,184
AAA    Philadelphia GO
       FSA Ser 98
       5.00%, 3/15/28                              2,400        2,342,544
BBB+   Philadelphia Hosp Rev
       (Temple Univ) Ser 93A
       6.625%, 11/15/23                            3,250        3,461,120
AAA    Pittsburgh Urban Redev Auth
       SFMR FHA/GNMA/FNMA
       Ser 97A AMT
       6.25%, 10/01/28                               920          968,852
AAA    Pittsburgh Urban Redev Auth
       SFMR Ser 95A AMT
       7.15%, 10/01/27                               520          556,187


18


PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
---------------------------------------------------------------------------
AA     Potter Cnty Hosp Auth
       (Charles Cole Memorial)
       Asset Gty Ser 96
       6.05%, 8/01/24                            $ 4,340    $   4,662,418
AA+    Schuylkill Cnty IDR
       (Charity Oblig Group)
       Ser 99
       5.00%, 11/01/28                             1,675        1,612,405
BBB    Warren Cnty Hosp Auth
       (Warren General)
       Ser 94A
       7.00%, 4/01/19                              2,200        2,414,170
                                                              114,315,542

       PUERTO RICO-8.2%
AAA    Puerto Rico Hsg Fin Corp Rev
       SFMR GNMA Ser 98A AMT
       5.20%, 12/01/32                             8,950        8,945,078
BBB-   Puerto Rico Port Auth
       (American Airlines)
       Ser 96A AMT
       6.25%, 6/01/26                              1,365        1,466,160
                                                               10,411,238

       TOTAL INVESTMENTS-98.3%
         (cost $120,560,599)                                  124,726,780
       Other assets less liabilities-1.7%                       2,095,354

       NET ASSETS-100%                                      $ 126,822,134


See footnote summary on page 21.

See Glossary of Terms on page 21.

See notes to financial statements.


19


VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
---------------------------------------------------------------------------
       VIRGINIA MUNICIPAL BONDS-95.8%
A      Alexandria MFHR
       (Buckingham Village Apts)
       Ser 96A AMT
       6.15%, 1/01/29                            $ 4,000     $  4,178,040
A+     Giles Cnty IDR
       (Hoechst Celanese Corp)
       Ser 96 AMT
       6.45%, 5/01/26                              2,480        2,700,447
Baa2   Goochland Cnty IDR
       (Nekoosa Pkg/GA Pacific)
       Ser 98 AMT
       5.65%, 12/01/25 (c)                         9,000        9,037,350
AAA    Harrisonburg MFHR
       (Battery Heights Assoc)
       GNMA Ser 96A
       6.25%, 4/20/36                              2,515        2,705,335
AAA    Harrisonburg MFHR
       (Greens of Salem Run) FSA
       Ser 97 AMT
       6.30%, 4/01/29                              2,505        2,709,408
AA     Henrico Cnty IDR
       (Henrico Cnty Regl Jail)
       Ser 94
       7.125%, 8/01/21                             2,000        2,300,480
A+     Henry Cnty Hosp Rev
       (Memorial Hosp Martinsville & Henry)
       6.00%, 1/01/27                              1,250        1,323,775
A-     Isle of Wight Cnty Solid Waste Rev
       (Union Camp Corp)
       Ser 94 AMT
       6.55%, 4/01/24                              2,475        2,702,948
A+     James City Cnty Solid Waste Rev
       (Anheuser Busch)
       Ser 97 AMT
       6.00%, 4/01/32                              2,605        2,753,068
AAA    Loudoun Cnty IDR Hosp Rev
       (Loudoun Hosp Ctr)
       Ser 95 FSA
       5.80%, 6/01/20                              2,500        2,688,425
AAA    Newport News MFHR
       (Mennowood Cmntys)
       GNMA Ser 96A
       6.25%, 8/01/36                              2,620        2,779,270
Aaa    Prince William Cnty Hosp Rev
       (Potomac Hosp Group)
       Ser 95
       6.75%, 10/01/15 (c)                         2,250        2,630,992
AAA    Richmond Metro Auth Expwy Rev
       Ser 92B FGIC
       6.25%, 7/15/22                              1,000        1,075,980
NR     Staunton Ed Fac
       (Mary Baldwin College)
       Ser 96
       6.75%, 11/01/21                             3,145        3,406,916
AAA    Suffolk MFHR
       (Prince William Commons)
       FNMA Ser 96A AMT
       6.50%, 6/01/29                              2,550        2,757,621
AA     Virginia Beach Hlth Care
       (Sentara Bayside Hosp)
       6.30%, 11/01/21                             1,000        1,085,200
AA+    Virginia Hsg Dev Auth SFMR
       (Commonwealth Mtg)
       Ser 96B AMT
       6.375%, 1/01/26                             5,000        5,219,850
AA     Virginia Res Auth Sewer Sys Rev
       (Hopewell Regl Wastewater Fac)
       Ser 95A AMT
       6.00%, 10/01/25                             1,375        1,436,270

       TOTAL INVESTMENTS-95.8%
         (cost $53,150,228)                                    53,491,375
       Other assets less liabilities-4.2%                       2,327,288

       NET ASSETS-100%                                       $ 55,818,663


See footnote summary on page 21.

See Glossary of Terms on page 21.

See notes to financial statements.


20


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)  Moody's Rating.

     See notes to financial statements.

     Glossary of Terms:

     AMBAC  American Municipal Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     CGIC   Capital Guaranty Insurance Company
     COP    Certificate of Participation
     FGIC   Financial Guaranty Insurance Company
     FHA    Federal Housing Administration
     FHLMC  Federal Home Loan Mortgage Corporation
     FNMA   Federal National Mortgage Association
     FSA    Financial Security Assurance, Inc.
     GNMA   Government National Mortgage Association
     GO     General Obligation
     IDR    Industrial Development Revenue
     MBIA   Municipal Bond Investors Assurance
     MFHR   Multi-Family Housing Revenue
     NR     Rating not applied for
     PCR    Pollution Control Revenue
     SFMR   Single Family Mortgage Revenue
     VRDN   Variable Rate Demand Note


21


STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                                 ARIZONA          FLORIDA       MASSACHUSSETTS
                                                               ------------     ------------     ------------
ASSETS
  Investment in securities, at value (cost: $56,169,233,
    $164,636,928, $99,174,333, $30,946,212,
    $32,354,579, $107,893,806, $82,595,296,
    $120,560,599 and $53,150,228, respectively)                 $57,527,101     $167,099,085     $100,627,932
  Cash                                                               23,093        1,453,261               -0-
  Interest receivable                                               939,729        2,783,610        1,442,830
  Receivable for shares of beneficial interest sold                 772,217          573,341          314,142
  Receivable due from Adviser                                            -0-              -0-              -0-
  Receivable for investment securities sold                              -0-       4,615,835               -0-
  Prepaid organization                                                1,480               -0-              -0-
  Total assets                                                   59,263,620      176,525,132      102,384,904

LIABILITIES
  Due to custodian                                                       -0-              -0-         119,405
  Payable for investment securities purchased                       200,757        5,665,850          595,500
  Payable for shares of beneficial interest redeemed                129,186          136,147           62,055
  Dividends payable                                                  80,357          231,986          142,387
  Distribution fee payable                                           29,146          101,046           59,565
  Advisory fee payable                                                6,980           39,220           21,898
  Accrued expenses and other liabilities                             28,690           56,378           24,456
  Total liabilities                                                 475,116        6,230,627        1,025,266

NET ASSETS                                                      $58,788,504     $170,294,505     $101,359,638

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                             $53,856         $164,528          $89,664
  Additional paid-in capital                                     57,433,335      171,694,326       99,788,585
  Distributions in excess of net investment income                 (140,936)        (490,469)        (352,567)
  Accumulated net realized gain (loss) on
    investment transactions                                          84,381       (3,536,037)         380,357
  Net unrealized appreciation of investments                      1,357,868        2,462,157        1,453,599
                                                                $58,788,504     $170,294,505     $101,359,638

  CLASS A SHARES
  Net assets                                                    $31,935,981      $68,877,524      $41,831,020
  Shares of beneficial interest outstanding                       2,924,838        6,654,217        3,698,203

  CLASS B SHARES
  Net assets                                                    $20,407,041      $60,851,792      $34,110,248
  Shares of beneficial interest outstanding                       1,870,048        5,879,456        3,018,670

  CLASS C SHARES
  Net assets                                                    $ 6,445,482      $40,565,189      $25,418,370
  Shares of beneficial interest outstanding                         590,731        3,919,173        2,249,477

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share                     $10.92           $10.35           $11.31
  Sales charge--4.25% of public offering price                         0.48             0.46             0.50
  Maximum offering price                                             $11.40           $10.81           $11.81

  CLASS B SHARES
  Net asset value and offering price per share                       $10.91           $10.35           $11.30

  CLASS C SHARES
  Net asset value and offering price per share                       $10.91           $10.35           $11.30


22


See notes to financial statements.


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

              MICHIGAN        MINNESOTA        NEW JERSEY          OHIO         PENNSYLVANIA       VIRGINIA
            ------------     ------------     ------------     ------------     ------------     ------------




             $31,893,207      $33,502,230     $113,855,879      $86,054,093     $124,726,780      $53,491,375
                      -0-              -0-              -0-         868,113           14,472          139,241
                 445,058          474,509        2,365,079        1,080,267        2,445,781        1,102,550
                 163,904          266,931        2,955,914          278,523          465,487        1,237,433
                      -0-           1,849               -0-              -0-              -0-           6,243
               1,151,250               -0-              -0-              -0-         265,000               -0-
                      -0-              -0-              -0-              -0-              -0-             858
              33,653,419       34,245,519      119,176,872       88,280,996      127,917,520       55,977,700

                 983,842            9,041           71,572               -0-              -0-              -0-
                      -0-       1,500,000               -0-         406,933          699,125               -0-
                 116,018               -0-         211,544          219,047           18,945           20,130
                  40,963           42,794          150,353          118,840          172,918           74,031
                  21,503           22,146           82,080           62,307           74,928           34,838
                   4,777               -0-          29,194           13,589           54,857               -0-
                  44,525           39,097           94,089           57,480           74,613           30,038
               1,211,628        1,613,078          638,832          878,196        1,095,386          159,037

             $32,441,791      $32,632,441     $118,538,040      $87,402,800     $126,822,134      $55,818,663

                 $30,842          $32,037         $113,327          $84,192         $120,113          $51,479
              31,411,402       32,550,224      116,007,363       86,728,127      123,050,009       55,571,352
                 (91,870)         (72,063)        (244,722)        (206,718)        (367,966)        (178,229)

                 144,422       (1,025,408)      (3,300,001)      (2,661,598)        (146,203)          32,914
                 946,995        1,147,651        5,962,073        3,458,797        4,166,181          341,147
             $32,441,791      $32,632,441     $118,538,040      $87,402,800     $126,822,134      $55,818,663

             $10,195,782       $8,819,147      $25,797,116      $18,322,353      $51,810,136      $17,101,088
                 968,634          865,747        2,465,757        1,765,172        4,906,262        1,576,062

             $11,579,837      $15,117,463      $61,406,064      $46,447,801      $50,980,382      $29,841,281
               1,101,255        1,484,238        5,871,240        4,474,329        4,828,930        2,752,825

             $10,666,172       $8,695,831      $31,334,860      $22,632,646      $24,031,616       $8,876,294
               1,014,339          853,679        2,995,709        2,179,729        2,276,121          819,049

                  $10.53           $10.19           $10.46           $10.38           $10.56           $10.85
                    0.47             0.45             0.46             0.46             0.47             0.48
                  $11.00           $10.64           $10.92           $10.84           $11.03           $11.33

                  $10.52           $10.19           $10.46           $10.38           $10.56           $10.84

                  $10.52           $10.19           $10.46           $10.38           $10.56           $10.84


23


STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)
                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                                 ARIZONA          FLORIDA       MASSACHUSSETTS
                                                               ------------     ------------    --------------
INVESTMENT INCOME
  Interest                                                       $1,254,240       $3,931,402       $2,158,023

EXPENSES
  Advisory fee                                                      144,046          446,759          255,887
  Distribution fee - Class A                                         37,421           85,006           50,018
  Distribution fee - Class B                                         79,097          250,772          134,482
  Distribution fee - Class C                                         26,639          180,688          107,190
  Administrative                                                     46,000           46,000           46,000
  Custodian                                                          41,181           45,499           41,924
  Transfer agency                                                    13,290           28,455           15,106
  Audit & legal                                                      10,215           17,403            7,462
  Registration                                                        9,086            9,306            6,552
  Amortization of organization expenses                               4,448               -0-           3,491
  Trustees' fees                                                      1,574            1,574            1,574
  Printing                                                            1,238            4,165            1,820
  Miscellaneous                                                         832            1,631            1,019
  Total expenses                                                    415,067        1,117,258          672,525
  Less: expenses waived and reimbursed by Adviser
    (see Note B)                                                   (161,283)        (293,422)        (207,860)
  Net expenses                                                      253,784          823,836          464,665
  Net investment income                                           1,000,456        3,107,566        1,693,358

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain on investment transactions                       84,062          398,455          379,319
  Net change in unrealized appreciation of investments             (276,383)      (1,787,541)        (402,851)
  Net gain (loss) on investments                                   (192,321)      (1,389,086)         (23,532)

NET INCREASE IN NET ASSETS FROM
OPERATIONS                                                       $  808,135       $1,718,480       $1,669,826


See notes to financial statements.


24


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

              MICHIGAN        MINNESOTA        NEW JERSEY          OHIO         PENNSYLVANIA       VIRGINIA
            ------------     ------------     ------------     ------------     ------------     ------------




                $793,994         $807,581       $2,924,978       $2,165,125       $2,907,261       $1,082,407

                  92,883           91,789          327,853          240,332          328,051          129,072
                  13,959           10,660           34,566           22,922           60,090           19,869
                  52,672           72,162          267,472          211,452          223,134          110,098
                  49,158           39,167          141,871           96,672          101,448           30,198
                  46,000           46,000           46,000           46,000           46,000           46,000
                  45,537           41,612           48,092           46,534           47,370           42,538
                  13,219           12,187           39,210           26,588           32,347           14,053
                   8,323            8,373           23,274           21,952           15,575           14,976
                   3,719            1,305            4,276            5,396            3,696            3,862
                   2,272               -0-              -0-              -0-              -0-           2,856
                   1,574            1,574            1,574            1,574            1,574            1,574
                   3,048            2,658            7,378            4,448            9,100            1,392
                     715              949            1,436              590            1,092            1,393
                 333,079          328,436          943,002          724,460          869,477          417,881

                (118,954)        (139,638)        (223,644)        (218,260)        (141,401)        (181,315)
                 214,125          188,798          719,358          506,200          728,076          236,566
                 579,869          618,783        2,205,620        1,658,925        2,179,185          845,841

                 144,064          118,335          322,572          198,406          179,963           31,742
                (150,843)        (184,829)        (214,180)        (552,255)        (906,747)        (377,724)
                  (6,779)         (66,494)         108,392         (353,849)        (726,784)        (345,982)

                $573,090         $552,289       $2,314,012       $1,305,076       $1,452,401       $  499,859


25


STATEMENTS OF CHANGES IN NET ASSETS           ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                       ARIZONA                         FLORIDA                       MASSACHUSETTS
                             ---------------------------     ---------------------------     ----------------------------
                              SIX MONTHS    SIX MONTHS       SIX MONTHS
                                ENDED       YEAR ENDED          ENDED       YEAR ENDED          ENDED         YEAR ENDED
                            MARCH 31, 1999   SEPT. 30,     MARCH 31, 1999   SEPT. 30,       MARCH 31, 1999    SEPT. 30,
                             (UNAUDITED)       1998          (UNAUDITED)       1998           (UNAUDITED)        1998
                             ------------   ------------     ------------   ------------     ------------   -------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income       $1,000,456     $1,390,473       $3,107,566     $3,993,694       $1,693,358     $1,762,833
  Net realized gain
    on investment
    transactions                  84,062        221,494          398,455      1,226,752          379,319        348,332
  Net change in
    unrealized
    appreciation
    of investments              (276,383)     1,146,364       (1,787,541)     1,754,979         (402,851)     1,218,465
  Net increase in
    net assets from
    operations                   808,135      2,758,331        1,718,480      6,975,425        1,669,826      3,329,630

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                     (625,979)      (858,694)      (1,485,106)    (1,365,535)        (860,129)      (738,055)
    Class B                     (345,725)      (414,304)      (1,141,130)    (1,379,472)        (612,097)      (522,866)
    Class C                     (116,677)      (117,475)        (823,361)    (1,248,687)        (492,342)      (501,912)
  Distributions in
    excess of net
    investment income
    Class A                           -0-       (43,709)              -0-       (35,676)              -0-       (61,754)
    Class B                           -0-       (28,034)              -0-       (43,750)              -0-       (60,479)
    Class C                           -0-        (8,101)              -0-       (37,351)              -0-       (57,462)
  Net realized gain
    on investments
    Class A                      (79,250)      (212,751)              -0-            -0-         (80,419)      (181,523)
    Class B                      (55,031)      (121,124)              -0-            -0-         (63,701)      (139,090)
    Class C                      (18,802)       (29,194)              -0-            -0-         (54,163)      (137,598)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase                19,631,202     21,134,959       55,322,562     45,780,029       40,376,422     36,041,467
  Total increase              19,197,873     22,059,904       53,591,445     48,644,983       39,883,397     36,970,358

NET ASSETS
  Beginning of year           39,590,631     17,530,727      116,703,060     68,058,077       61,476,241     24,505,883
  End of period              $58,788,504    $39,590,631     $170,294,505   $116,703,060     $101,359,638    $61,476,241


See notes to financial statements.


26


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                      MICHIGAN                       MINNESOTA                      NEW JERSEY
                             ---------------------------     ---------------------------     ----------------------------
                              SIX MONTHS                      SIX MONTHS                     SIX MONTHS
                                ENDED        YEAR ENDED         ENDED       YEAR ENDED         ENDED        YEAR ENDED
                            MARCH 31, 1999    SEPT. 30,    MARCH 31, 1999    SEPT. 30,     MARCH 31, 1999   SEPTEMBER 30,
                             (UNAUDITED)        1998         (UNAUDITED)        1998         (UNAUDITED)        1998
                             ------------   ------------     ------------   ------------     ------------   -------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income      $   579,869    $   888,888      $   618,783    $ 1,040,289     $  2,205,620    $ 3,654,968
  Net realized gain
    on investment
    transactions                 144,064        285,847          118,335        274,145          322,572        529,540
  Net change in
    unrealized
    appreciation
    of investments              (150,843)       572,490         (184,829)       358,291         (214,180)     2,076,332
  Net increase in
    net assets from
    operations                   573,090      1,747,225          552,289      1,672,725        2,314,012      6,260,840

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                     (220,830)      (321,710)        (178,058)      (260,414)        (569,562)      (910,827)
    Class B                     (215,364)      (284,561)        (309,970)      (469,051)      (1,148,187)    (1,773,742)
    Class C                     (202,191)      (282,617)        (168,434)      (310,824)        (614,021)      (970,399)
  Distributions in
    excess of net
    investment income
    Class A                           -0-       (28,794)              -0-       (12,557)              -0-       (16,544)
    Class B                           -0-       (33,663)              -0-       (27,032)              -0-       (40,961)
    Class C                           -0-       (33,194)              -0-       (16,330)              -0-       (20,260)
  Net realized gain
    on investments
    Class A                      (58,573)      (151,780)              -0-            -0-              -0-            -0-
    Class B                      (65,313)      (160,394)              -0-            -0-              -0-            -0-
    Class C                      (63,713)      (150,076)              -0-            -0-              -0-            -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase                 5,660,417     10,508,825        4,892,755      7,272,544       22,177,781     17,828,850
  Total increase               5,407,523     10,809,261        4,788,582      7,849,061       22,160,023     20,356,957

NET ASSETS
  Beginning of year           27,034,268     16,225,007       27,843,859     19,994,798       96,378,017     76,021,060
  End of period              $32,441,791    $27,034,268      $32,632,441    $27,843,859     $118,538,040    $96,378,017


See notes to financial statements.


27


STATEMENTS OF CHANGES IN NET ASSETS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                        OHIO                          PENNSYLVANIA                    VIRGINIA
                             ---------------------------     ---------------------------     ----------------------------
                              SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                ENDED        YEAR ENDED         ENDED       YEAR ENDED           ENDED       YEAR ENDED
                            MARCH 31, 1999   SEPT. 30,     MARCH 31, 1999    SEPT. 30,     MARCH 31, 1999     SEPT. 30,
                              (UNAUDITED)       1998         (UNAUDITED)       1998          (UNAUDITED)        1998
                             ------------   ------------     ------------   ------------     ------------   -------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income       $1,658,925     $2,569,409       $2,179,185     $3,692,305         $845,841       $740,489
  Net realized gain
    on investment
    transactions                 198,406        227,096          179,963      1,548,033           31,742        132,862
  Net change in
    unrealized
    appreciation
    of investments              (552,255)     1,407,156         (906,747)     1,104,276         (377,724)       498,764
  Net increase in
    net assets from
    operations                 1,305,076      4,203,661        1,452,401      6,344,614          499,859      1,372,115

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                     (399,698)      (537,858)      (1,012,361)    (1,490,341)        (344,202)      (294,619)
    Class B                     (948,023)    (1,369,998)        (975,064)    (1,487,630)        (502,196)      (354,381)
    Class C                     (432,670)      (661,553)        (442,956)      (714,334)        (137,413)       (91,489)
  Distributions in
    excess of net
    investment income
    Class A                           -0-       (12,445)              -0-       (34,321)              -0-       (20,332)
    Class B                           -0-       (41,754)              -0-       (46,978)              -0-       (34,779)
    Class C                           -0-       (18,701)              -0-       (21,194)              -0-        (9,563)
  Net realized gain
    on investments
    Class A                           -0-            -0-              -0-            -0-         (31,533)      (109,207)
    Class B                           -0-            -0-              -0-            -0-         (51,651)      (157,407)
    Class C                           -0-            -0-              -0-            -0-         (14,082)       (39,965)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase                19,683,618     17,338,126       35,171,436     19,566,732       25,515,221     20,866,666
  Total increase              19,208,303     18,899,478       34,193,456     22,116,548       24,934,003     21,127,039

NET ASSETS
  Beginning of year           68,194,497     49,295,019       92,628,678     70,512,130       30,884,660      9,757,621
  End of period              $87,402,800    $68,194,497     $126,822,134    $92,628,678      $55,818,663    $30,884,660


See notes to financial statements.


28


NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund II (the "Fund") which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $41,750 for the Arizona, $31,450 for the Massachusetts, $25,550 for the Michigan and $27,200 for the Virginia Portfolios have been deferred and are being amortized on a straight-line basis through June, March, February and April, 1999, respectively.

3. TAXES
It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class


29


NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distribution are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the six months ended March 31, 1999, the Adviser agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were: Arizona Portfolio, $115,283; Florida Portfolio, $270,422; Massachusetts Portfolio, $184,860; Michigan Portfolio, $72,954; Minnesota Portfolio, $91,789; New Jersey Portfolio, $200,644; Ohio Portfolio, $195,260; Pennsylvania Portfolio, $118,401; and Virginia Portfolio, $129,072.

Pursuant to the advisory agreement, the Adviser provides to each Portfolio certain legal and accounting services. For the six months ended March 31, 1999, the Adviser agreed to waive all or a portion of its fees for such services. The aggregate amounts of such fee waivers were $46,000 for the Arizona, Michigan, Minnesota and Virginia Portfolios and $23,000 for the Florida, Massachusetts, New Jersey, Ohio and Pennsylvania Portfolios. In addition, the Adviser agreed to reimburse each Portfolio for certain operating expenses. Such expenses amounted to: Minnesota Portfolio, $1,849; and Virginia Portfolio, $6,243. There was no such reimbursement for the Arizona Portfolio, the Florida Portfolio, the Massachusetts Portfolio, the Michigan Portfolio, the New Jersey Portfolio, the Ohio Portfolio and the Pennsylvania Portfolio.

Each Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $9,000; Florida Portfolio, $22,362; Massachusetts Portfolio, $14,024; Michigan Portfolio, $9,487; Minnesota Portfolio, $10,017; New Jersey Portfolio, $26,458; Ohio Portfolio, $18,490; Pennsylvania Portfolio, $24,602; and Virginia Portfolio, $10,724.

Alliance Fund Distributors, Inc. (a wholly owned subsidiary of the Adviser) serves as the distributor of the Fund's shares.

For the six months ended March 31, 1999, the amount of front-end sales charges received by the Distributor from sales of Class A shares and the amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares were as follows:

                          FRONT END          CONTINGENT DEFERRED
                        SALES CHARGES            SALES CHARGES
                         -----------   ------------------------------------
PORTFOLIO                  CLASS A      CLASS A      CLASS B       CLASS C
--------------           -----------   ---------    ---------     ---------
Arizona                    $    -0-     $    -0-     $ 7,831      $   360
Florida                     26,096          984        8,767        9,228
Massachusetts               10,551           -0-       8,357       11,646
Michigan                     4,460           -0-       9,493        2,150
Minnesota                    3,958           -0-       5,020        1,129
New Jersey                   9,521       19,250       30,489          828
Ohio                         7,757        4,016       14,100        3,460


30


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                          FRONT END          CONTINGENT DEFERRED
                        SALES CHARGES            SALES CHARGES
                         -----------   ------------------------------------
PORTFOLIO                  CLASS A      CLASS A      CLASS B       CLASS C
--------------           -----------   ---------    ---------     ---------
Pennsylvania               $ 3,577      $   689      $10,573      $    91
Virginia                    14,610          683        8,503        3,945


NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of operations of each Portfolio the Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

PORTFOLIO                 CLASS B         CLASS C
--------------         -------------    -----------
Arizona                  $1,412,135     $  327,697
Florida                   2,309,654      1,499,604
Massachusetts             1,653,933      1,000,249
Michigan                  1,159,408      1,102,700
Minnesota                 1,664,107        964,971
New Jersey                2,833,172      1,116,303
Ohio                      2,428,397      1,080,947
Pennsylvania              2,140,554        992,774
Virginia                  2,067,912        449,519

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 1999 were as follows:

PORTFOLIO                PURCHASES        SALES
--------------         -------------  -------------
Arizona                 $26,990,262      7,314,528
Florida                  91,684,674     28,376,727
Massachusetts            69,113,265     25,693,055
Michigan                 16,874,116      9,205,472
Minnesota                17,032,071     10,114,049
New Jersey               39,727,040     17,067,194
Ohio                     27,728,447      7,574,494
Pennsylvania             72,409,594     23,385,360
Virginia                 30,900,332      6,664,924

At March 31, 1999, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments for each Portfolio were as follows:

                                        GROSS          GROSS           NET
                                      UNREALIZED     UNREALIZED     UNREALIZED
PORTFOLIO              TAX COST      APPRECIATION  (DEPRECIATION)  APPRECIATION
--------------       ------------    ------------  --------------  ------------
Arizona              $ 56,169,233     $1,378,832    $ (20,964)      $1,357,868
Florida               164,646,688      2,648,523     (196,126)       2,452,397
Massachusetts          99,174,333      1,469,495      (15,896)       1,453,599
Michigan               30,946,212        970,500      (23,505)         946,995


31


NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                        GROSS          GROSS           NET
                                      UNREALIZED     UNREALIZED     UNREALIZED
PORTFOLIO              TAX COST      APPRECIATION  (DEPRECIATION)  APPRECIATION
--------------       ------------    ------------  --------------  ------------
Minnesota            $ 32,354,579     $1,147,651    $      -0-      $1,147,651
New Jersey            107,893,806      5,969,206       (7,133)       5,962,073
Ohio                   82,595,296      3,462,488       (3,691)       3,458,797
Pennsylvania          120,563,503      4,271,014     (107,737)       4,163,277
Virginia               53,150,228        399,342      (58,195)         341,147

For Federal income tax purposes at September 30, 1998, the Fund had capital loss carryforwards for the following Portfolios: $3,931,206 expiring in 2003, for Florida Portfolio; $650,584 expiring in 2003, and $492,981 expiring in 2004, for Minnesota Portfolio; $3,270,077 expiring in 2003, and $349,704 expiring in 2004, for New Jersey Portfolio; $2,526,403 expiring in 2003, and $332,000 expiring in 2004, for Ohio Portfolio; and $316,038 expiring in 2003, for Pennsylvania Portfolio. Any net capital losses incurred after October 31 ("Post October losses") within the taxable year are deemed to arise on the first business day of each Portfolio's next taxable year. None of the Portfolios had post October losses.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest in each Portfolio were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                    MARCH 31, 1999   SEPT. 30,    MARCH 31, 1999   SEPT. 30,
ARIZONA PORTFOLIO     (UNAUDITED)      1998         (UNAUDITED)       1998
-----------------    ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,200,432     1,731,764     $13,123,265     $18,634,736
Shares issued in
  reinvestment of
  dividends and
  distributions           31,191        45,597         341,152         491,757
Shares converted
  from Class B            12,074        10,448         132,242         163,390
Shares redeemed         (238,660)     (723,933)     (2,620,392)     (7,863,841)
Net increase           1,005,037     1,063,876     $10,976,267     $11,426,042

CLASS B
Shares sold              660,562       730,287     $ 7,214,587     $ 7,895,448
Shares issued in
  reinvestment of
  dividends and
  distributions           21,524        30,944         235,290         333,822
Shares converted
  to Class A             (12,071)      (10,458)       (132,242)       (163,390)
Shares redeemed          (41,621)     (115,125)       (455,103)     (1,192,886)
Net increase             628,394       635,648     $ 6,862,532     $ 6,872,994

CLASS C
Shares sold              188,978       287,268     $ 2,066,619     $ 3,107,936
Shares issued in
  reinvestment of
  dividends and
  distributions            8,112         9,267          88,669         100,059
Shares redeemed          (33,124)      (34,469)       (362,885)       (372,072)
Net increase             163,966       262,066     $ 1,792,403     $ 2,835,923


32


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                    MARCH 31, 1999   SEPT.30,     MARCH 31, 1999   SEPT. 30,
FLORIDA PORTFOLIO     (UNAUDITED)       1998       (UNAUDITED)        1998
-----------------    ------------  ------------  --------------  --------------
CLASS A
Shares sold            2,818,788     3,074,851     $29,292,811     $31,787,286
Shares issued in
  reinvestment of
  dividends               62,389        53,907         648,769         557,235
Shares converted
  from Class B            29,630        60,032         307,251         668,487
Shares redeemed         (495,297)     (676,944)     (5,150,583)     (7,012,672)
Net increase           2,415,510     2,511,846     $25,098,248     $26,000,336

CLASS B
Shares sold            2,155,180     1,752,957     $22,409,203     $18,139,164
Shares issued in
  reinvestment of
  dividends               56,668        65,852         589,111         680,172
Shares converted
  to Class A             (29,630)      (60,032)       (307,251)       (668,487)
Shares redeemed         (188,778)     (319,776)     (1,960,273)     (3,256,349)
Net increase           1,993,440     1,439,001     $20,730,790     $14,894,500

CLASS C
Shares sold            1,093,678       930,521     $11,377,634     $ 9,625,371
Shares issued in
  reinvestment of
  dividends               41,840        58,806         435,148         607,695
Shares redeemed         (223,179)     (518,362)     (2,319,258)     (5,347,873)
Net increase             912,339       470,965     $ 9,493,524     $ 4,885,193


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
MASSACHUSETTS       MARCH 31, 1999   SEPT. 30,    MARCH 31, 1999   SEPT. 30,
PORTFOLIO             (UNAUDITED)       1998       (UNAUDITED)        1998
-------------        ------------  ------------  --------------  --------------
CLASS A
Shares sold            2,316,507     1,525,593     $26,254,179     $17,085,284
Shares issued in
  reinvestment of
  dividends and
  distributions           51,042        50,570         577,858         566,795
Shares converted
  from Class B                -0-          717              -0-         58,037
Shares redeemed         (691,235)     (400,515)     (7,824,257)     (4,495,983)
Net increase           1,676,314     1,176,365     $19,007,780     $13,214,133

CLASS B
Shares sold            1,262,306     1,237,850     $14,280,056     $13,890,559
Shares issued in
  reinvestment of
  dividends and
  distributions           36,645        36,577         414,558         409,785
Shares converted
  to Class A                  -0-         (717)             -0-        (58,037)
Shares redeemed          (72,927)     (127,210)       (825,727)     (1,375,179)
Net increase           1,226,024     1,146,500     $13,868,887     $12,867,128

CLASS C
Shares sold              871,828     1,013,035     $ 9,858,308     $11,364,712
Shares issued in
  reinvestment of
  dividends and
  distributions           32,757        46,652         370,612         522,783
Shares redeemed         (241,205)     (171,986)     (2,729,165)     (1,927,289)
Net increase             663,380       887,701     $ 7,499,755     $ 9,960,206


33


NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
MICHIGAN            MARCH 31, 1999   SEPT. 30,    MARCH 31, 1999   SEPT. 30,
PORTFOLIO             (UNAUDITED)       1998       (UNAUDITED)        1998
------------          ------------  ------------  --------------  --------------
CLASS A
Shares sold              205,481       434,869     $ 2,164,428     $ 4,494,329
Shares issued in
  reinvestment of
  dividends and
  distributions           16,198        32,622         170,432         340,581
Shares converted
  from Class B               982         2,043          10,333          71,547
Shares redeemed          (67,507)     (210,595)       (709,833)     (2,208,136)
Net increase             155,154       258,939     $ 1,635,360     $ 2,698,321

CLASS B
Shares sold              264,195       447,245     $ 2,779,407     $ 4,685,103
Shares issued in
  reinvestment of
  dividends and
  distributions           21,617        31,065         226,967         323,917
Shares converted
  to Class A                (982)       (2,043)        (10,333)        (71,547)
Shares redeemed          (70,332)      (93,242)       (741,047)       (927,923)
Net increase             214,498       383,025     $ 2,254,994     $ 4,009,550

CLASS C
Shares sold              265,028       489,303     $ 2,791,680     $ 5,126,475
Shares issued in
  reinvestment of
  dividends and
  distributions           19,544        39,986         205,462         417,372
Shares redeemed         (116,729)     (166,391)     (1,227,079)     (1,742,893)
Net increase             167,843       362,898     $ 1,770,063     $ 3,800,954


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
MINNESOTA           MARCH 31, 1999   SEPT. 30,   MARCH 31, 1999    SEPT. 30,
PORTFOLIO             (UNAUDITED)       1998       (UNAUDITED)        1998
------------         ------------  ------------  --------------  --------------
CLASS A
Shares sold              271,592       240,220     $ 2,774,936     $ 2,376,324
Shares issued in
  reinvestment of
  dividends               10,570        15,544         107,947         157,123
Shares converted
  from Class B             4,242         5,897          43,361         109,403
Shares redeemed          (33,418)      (62,015)       (340,392)       (628,217)
Net increase             252,986       199,646     $ 2,585,852     $ 2,014,633

CLASS B
Shares sold              185,020       641,379     $ 1,888,682     $ 6,478,136
Shares issued in
  reinvestment of
  dividends               19,929        32,588         203,472         329,386
Shares converted
  to Class A              (4,242)       (5,897)        (43,361)       (109,403)
Shares redeemed          (73,543)     (164,976)       (749,669)     (1,616,471)
Net increase             127,164       503,094     $ 1,299,124     $ 5,081,648

CLASS C
Shares sold              180,088       170,118     $ 1,838,057     $ 1,720,113
Shares issued in
  reinvestment of
  dividends               12,744        26,170         130,139         264,223
Shares redeemed          (94,196)     (179,084)       (960,417)     (1,808,073)
Net increase              98,636        17,204     $ 1,007,779       $ 176,263


34


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
NEW JERSEY          MARCH 31, 1999   SEPT. 30,   MARCH 31, 1999    SEPT. 30,
PORTFOLIO            (UNAUDITED)       1998       (UNAUDITED)        1998
------------         ------------  ------------  --------------  --------------
CLASS A
Shares sold              657,673       751,262     $ 6,885,045     $ 7,705,304
Shares issued in
  reinvestment of
  dividends               30,947        54,575         324,323         561,562
Shares converted
  from Class B            18,583        21,774         194,634         268,704
Shares redeemed         (376,347)     (298,768)     (3,955,769)     (3,073,637)
Net increase             330,856       528,843     $ 3,448,233     $ 5,461,933

CLASS B
Shares sold            1,575,408     1,449,989     $16,497,089     $14,941,581
Shares issued in
  reinvestment of
  dividends               72,104       113,069         755,426       1,163,362
Shares converted
  to Class A             (18,580)      (21,774)       (194,634)       (268,704)
Shares redeemed         (349,093)     (722,074)     (3,658,083)     (7,381,335)
Net increase           1,279,839       819,210     $13,399,798     $ 8,454,904

CLASS C
Shares sold              608,387       668,420     $ 6,371,187     $ 6,885,939
Shares issued in
  reinvestment of
  dividends               38,930        65,486         408,010         673,386
Shares redeemed         (138,385)     (354,535)     (1,449,447)     (3,647,312)
Net increase             508,932       379,371     $ 5,329,750     $ 3,912,013


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                    MARCH 31, 1999   SEPT. 30,   MARCH 31, 1999    SEPT. 30,
OHIO PORTFOLIO        (UNAUDITED)       1998       (UNAUDITED)        1998
---------------      ------------  ------------  --------------  --------------
CLASS A
Shares sold              613,198       639,331     $ 6,379,750     $ 6,566,039
Shares issued in
  reinvestment of
  dividends               20,938        33,356         217,757         344,655
Shares converted
  from Class B            21,224        58,121         220,349         646,153
Shares redeemed         (250,807)     (117,443)     (2,606,701)     (1,213,183)
Net increase             404,553       613,365     $ 4,211,155     $ 6,343,664

CLASS B
Shares sold            1,042,271     1,207,646     $10,830,534     $12,480,119
Shares issued in
  reinvestment of
  dividends               59,609       100,554         619,813       1,038,805
Shares converted to Class A(21,217)    (58,121)       (220,349)       (646,153)
Shares redeemed         (174,954)     (320,073)     (1,818,110)     (3,263,624)
Net increase             905,709       930,006     $ 9,411,888     $ 9,609,147

CLASS C
Shares sold              677,887       372,776     $ 7,046,406     $ 3,860,583
Shares issued in
  reinvestment of
  dividends               27,785        46,608         288,956         480,928
Shares redeemed         (122,623)     (286,393)     (1,274,787)     (2,956,196)
Net increase             583,049       132,991     $ 6,060,575     $ 1,385,315


35


NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
PENNSYLVANIA        MARCH 31, 1999   SEPT. 30,   MARCH 31, 1999    SEPT. 30,
PORTFOLIO            (UNAUDITED)       1998       (UNAUDITED)        1998
------------         ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,840,068     1,354,357     $19,497,158     $14,149,149
Shares issued in
  reinvestment of
  dividends               60,605        96,257         642,139       1,006,799
Shares converted
  from Class B            23,400        64,196         247,343         722,138
Shares redeemed         (360,448)     (586,559)     (3,816,037)     (6,149,684)
Net increase           1,563,625       928,251     $16,570,603     $ 9,728,402

CLASS B
Shares sold            1,334,206     1,163,458     $14,126,633     $12,209,270
Shares issued in
  reinvestment of
  dividends               54,671        85,232         579,108         891,248
Shares converted
  to Class A             (23,400)      (64,196)       (247,343)       (722,138)
Shares redeemed         (239,258)     (392,609)     (2,534,214)     (4,075,590)
Net increase           1,126,219       791,885     $11,924,184     $ 8,302,790

CLASS C
Shares sold              684,297       428,757     $ 7,237,971     $ 4,483,838
Shares issued in
  reinvestment of
  dividends               25,282        38,019         267,804         397,062
Shares redeemed          (78,276)     (320,592)       (829,126)     (3,345,360)
Net increase             631,303       146,184     $ 6,676,649     $ 1,535,540


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
VIRGINIA            MARCH 31, 1999   SEPT. 30,    MARCH 31, 1999   SEPT. 30,
PORTFOLIO             (UNAUDITED)       1998       (UNAUDITED)        1998
------------        ------------  ------------  --------------  --------------
CLASS A
Shares sold              678,167       657,077     $ 7,389,775     $ 7,125,472
Shares issued in
  reinvestment of
  dividends and
  distributions           17,805        23,268         194,005         252,054
Shares converted
  from Class B             2,247       5,107          24,380         105,746
Shares redeemed          (58,419)      (72,986)       (636,985)       (800,978)
Net increase             639,800       612,466     $ 6,971,175     $ 6,682,294

CLASS B
Shares sold            1,325,219     1,005,543     $14,431,007     $10,994,477
Shares issued in
  reinvestment of
  dividends and
  distributions           32,979        37,823         358,996         409,683
Shares converted
  to Class A              (2,249)       (5,107)        (24,380)       (105,746)
Shares redeemed          (53,897)      (47,923)       (587,234)       (472,693)
Net increase           1,302,052       990,336     $14,178,389     $10,825,721

CLASS C
Shares sold              436,154       311,389     $ 4,744,168     $ 3,408,930
Shares issued in
  reinvestment of
  dividends and
  distributions           10,870        11,402         118,335         123,580
Shares redeemed          (45,619)      (15,874)       (496,846)       (173,859)
Net increase             401,405       306,917     $ 4,365,657     $ 3,358,651


36



FINANCIAL HIGHLIGHTS                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        ARIZONA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                     JUNE 1, 1994(A)
                                               ENDED                  YEAR ENDED SEPTEMBER 30,                   TO
                                          MARCH 31, 1999 -------------------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.03       $10.78       $10.32       $10.29       $ 9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .25(c)       .54(c)       .57(c)       .55(c)       .56          .20
Net realized and unrealized gain (loss) on
  investment transactions                       (.05)         .45          .48          .14          .53         (.23)
Net increase (decrease) in net asset value
  from operations                                .20          .99         1.05          .69         1.09         (.03)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)        (.54)        (.57)        (.55)        (.56)        (.20)
Distributions in excess of net
  investment income                               -0-        (.02)          -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.04)        (.18)        (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.31)        (.74)        (.59)        (.66)        (.57)        (.20)
Net asset value, end of period                $10.92       $11.03       $10.78       $10.32       $10.29       $ 9.77

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.89%        9.54%       10.54%        6.84%       11.56%        (.35)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $31,936      $21,185       $9,225       $4,409       $2,379         $930
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .78%(e)      .78%         .78%         .78%         .78%         .78%(e)
  Expenses, before waivers/reimbursements       1.48%(e)     1.55%        2.71%        3.69%        4.88%        7.71%(e)
  Net investment income, net of waivers/
    reimbursements                              4.66%(e)     4.92%        5.42%        5.33%        5.56%        5.82%(e)
Portfolio turnover rate                           16%          45%         193%         244%          85%          81%


See footnote summary on page 63.


37


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       ARIZONA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                            CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                     JUNE 1, 1994(A)
                                               ENDED                  YEAR ENDED SEPTEMBER 30,                   TO
                                          MARCH 31, 1999 -------------------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.03       $10.78       $10.32       $10.29       $ 9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .21(c)       .45(c)       .50(c)       .47(c)       .49          .18
Net realized and unrealized gain (loss) on
  investment transactions                       (.05)         .47          .48          .14          .53         (.24)
Net increase (decrease) in net asset value
  from operations                                .16          .92          .98          .61         1.02         (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.45)        (.50)        (.47)        (.49)        (.17)
Distributions in excess of net
  investment income                               -0-        (.04)          -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.04)        (.18)        (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.28)        (.67)        (.52)        (.58)        (.50)        (.17)
Net asset value, end of period                $10.91       $11.03       $10.78       $10.32       $10.29       $ 9.77

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.47%        8.84%        9.80%        6.10%       10.78%        (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $20,407      $13,698       $6,531       $5,199       $3,166       $1,677
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.48%(e)     1.48%        1.48%        1.48%        1.48%        1.48%(e)
  Expenses, before waivers/reimbursements       2.18%(e)     2.30%        3.40%        4.40%        5.58%        8.41%(e)
  Net investment income, net of waivers/
    reimbursements                              3.96%(e)     4.21%        4.73%        4.62%        4.89%        5.13%(e)
Portfolio turnover rate                           16%          45%         193%         244%          85%          81%


See footnote summary on page 63.


38


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       ARIZONA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                            CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                     JUNE 1, 1994(A)
                                               ENDED                  YEAR ENDED SEPTEMBER 30,                   TO
                                          MARCH 31, 1999 -------------------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.03       $10.78       $10.32       $10.30       $ 9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .21(c)       .45(c)       .50(c)       .47(c)       .49          .17
Net realized and unrealized gain (loss) on
  investment transactions                       (.05)         .47          .48          .13          .54         (.23)
Net increase (decrease) in net asset value
  from operations                                .16          .92          .98          .60         1.03         (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.45)        (.50)        (.47)        (.49)        (.17)
Distributions in excess of net
  investment income                               -0-        (.04)          -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.04)        (.18)        (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.28)        (.67)        (.52)        (.58)        (.50)        (.17)
Net asset value, end of period                $10.91       $11.03       $10.78       $10.32       $10.30       $ 9.77

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.47%        8.83%        9.80%        6.00%       10.89%        (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $6,445       $4,708       $1,775         $710         $481         $485
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.48%(e)     1.48%        1.48%        1.48%        1.48%        1.48%(e)
  Expenses, before waivers/reimbursements       2.17%(e)     2.34%        3.39%        4.41%        5.58%        8.41%(e)
  Net investment income, net of waivers/
    reimbursements                              3.96%(e)     4.19%        4.70%        4.61%        4.90%        4.70%(e)
Portfolio turnover rate                           16%          45%         193%         244%          85%          81%


See footnote summary on page 63.


39


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        FLORIDA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.48       $10.14       $ 9.73       $ 9.58       $ 8.89       $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .25(c)       .52(c)       .55(c)       .54(c)       .55          .55
Net realized and unrealized gain (loss) on
  investment transactions                       (.11)         .37          .41          .16          .69        (1.35)
Net increase (decrease) in net asset value
  from operations                                .14          .89          .96          .70         1.24         (.80)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)        (.52)        (.55)        (.54)        (.55)        (.55)
Distributions in excess of net
  investment income                               -0-        (.03)          -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.27)        (.55)        (.55)        (.55)        (.55)        (.56)
Net asset value, end of period                $10.35       $10.48       $10.14       $ 9.73       $ 9.58       $ 8.89

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.38%        8.97%       10.14%        7.45%       14.44%       (8.03)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $68,878      $44,440      $17,516      $14,297      $11,956       $8,227
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .73%(e)      .73%         .73%         .73%         .73%         .38%
  Expenses, before waivers/reimbursements       1.11%(e)     1.27%        1.35%        1.33%        1.33%        1.27%
  Net investment income, net of waivers/
    reimbursements                              4.76%(e)     5.14%        5.58%        5.52%        5.91%        5.70%
Portfolio turnover rate                           23%          65%         204%         237%         146%         185%


See footnote summary on page 63.


40


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        FLORIDA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.48       $10.14       $ 9.74       $ 9.58       $ 8.89       $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .21(c)       .46(c)       .48(c)       .47(c)       .47          .48
Net realized and unrealized gain (loss) on
  investment transactions                       (.10)         .36          .40          .17          .70        (1.35)
Net increase (decrease) in net asset value
  from operations                                .11          .82          .88          .64         1.17         (.87)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.46)        (.48)        (.47)        (.47)        (.48)
Distributions in excess of net
  investment income                               -0-        (.02)          -0-        (.01)        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.24)        (.48)        (.48)        (.48)        (.48)        (.49)
Net asset value, end of period                $10.35       $10.48       $10.14       $ 9.74       $ 9.58       $ 8.89

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.03%        8.22%        9.24%        6.78%       13.56%       (8.72)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $60,852      $40,740      $24,820      $22,235      $20,660      $18,048
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.43%(e)     1.43%        1.43%        1.43%        1.42%        1.08%
  Expenses, before waivers/reimbursements       1.81%(e)     1.97%        2.05%        2.03%        2.03%        1.98%
  Net investment income, net of waivers/
    reimbursements                              4.07%(e)     4.46%        4.87%        4.81%        5.22%        4.99%
Portfolio turnover rate                           23%          65%         204%         237%         146%         185%


See footnote summary on page 63.


41


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       FLORIDA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.48       $10.14       $ 9.74       $ 9.58       $ 8.89       $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .21(c)       .46(c)       .49(c)       .47(c)       .47          .48
Net realized and unrealized gain (loss) on
  investment transactions                       (.10)         .36          .39          .17          .70        (1.35)
Net increase (decrease) in net asset value
  from operations                                .11          .82          .88          .64         1.17         (.87)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.46)        (.48)        (.47)        (.47)        (.48)
Distributions in excess of net
  investment income                               -0-        (.02)          -0-        (.01)        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.24)        (.48)        (.48)        (.48)        (.48)        (.49)
Net asset value, end of period                $10.35       $10.48       $10.14       $ 9.74       $ 9.58       $ 8.89

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.03%        8.22%        9.23%        6.78%       13.56%       (8.72)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $40,565      $31,524      $25,722      $30,121      $30,787      $42,405
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.43%(e)     1.43%        1.43%        1.43%        1.42%        1.08%
  Expenses, before waivers/reimbursements       1.81%(e)     1.99%        2.03%        2.02%        2.03%        1.97%
  Net investment income, net of waivers/
    reimbursements                              4.08%(e)     4.48%        4.89%        4.81%        5.27%        4.97%
Portfolio turnover rate                           23%          65%         204%         237%         146%         185%


See footnote summary on page 63.


42


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   MASSACHUSETTS PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                    MARCH 29, 1994(A)
                                               ENDED                 YEAR ENDED SEPTEMBER 30,                    TO
                                          MARCH 31, 1999 -------------------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.39       $11.19       $10.85       $10.50       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .25(c)       .54(c)       .58(c)       .60(c)       .58          .31
Net realized and unrealized gain on
  investment transactions                       (.01)         .45          .57          .44          .41          .11
Net increase in net asset value
  from operations                                .24          .99         1.15         1.04          .99          .42

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)        (.54)        (.58)        (.59)        (.58)        (.30)
Distributions in excess of net
  investment income                               -0-        (.06)        (.03)        (.02)        (.03)          -0-
Distributions from net realized gains           (.03)        (.19)        (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.32)        (.79)        (.81)        (.69)        (.61)        (.30)
Net asset value, end of period                $11.31       $11.39       $11.19       $10.85       $10.50       $10.12

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.16%        9.18%       11.14%       10.25%       10.19%        4.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $41,831      $23,026       $9,461       $3,211       $1,337         $565
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .72%(e)      .72%         .72%         .62%         .60%         .60%(e)
  Expenses, before waivers/reimbursements       1.17%(e)     1.51%        2.40%        3.15%        6.44%       13.20%(e)
  Net investment income, net of waivers/
    reimbursements                              4.02%(e)     4.87%        5.40%        5.62%        5.67%        5.98%(e)
Portfolio turnover rate                           34%          69%         134%         246%         155%         146%


See footnote summary on page 63.


43


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     MASSACHUSETTS PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                            CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                    MARCH 29, 1994(A)
                                               ENDED                 YEAR ENDED SEPTEMBER 30,                    TO
                                          MARCH 31, 1999 -------------------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.38       $11.19       $10.84       $10.49       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)       .46(c)       .51(c)       .52(c)       .52          .27
Net realized and unrealized gain on
  investment transactions                       (.01)         .45          .58          .45          .39          .11
Net increase in net asset value
  from operations                                .21          .91         1.09          .97          .91          .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)        (.46)        (.51)        (.52)        (.52)        (.26)
Distributions in excess of net
  investment income                               -0-        (.07)        (.03)        (.02)        (.02)          -0-
Distributions from net realized gains           (.03)        (.19)        (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.29)        (.72)        (.74)        (.62)        (.54)        (.26)
Net asset value, end of period                $11.30       $11.38       $11.19       $10.84       $10.49       $10.12

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.84%        8.40%       10.52%        9.52%        9.32%        3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $34,110      $20,400       $7,230       $3,683       $1,754         $725
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.42%(e)     1.42%        1.42%        1.32%        1.30%        1.30%(e)
  Expenses, before waivers/reimbursements       1.88%(e)     2.22%        3.07%        3.85%        7.14%       13.90%(e)
  Net investment income, net of waivers/
    reimbursements                              3.34%(e)     4.16%        4.73%        4.93%        4.90%        5.13%(e)
Portfolio turnover rate                           34%          69%         134%         246%         155%         146%


See footnote summary on page 63.


44


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    MASSACHUSETTS PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                    MARCH 29, 1994(A)
                                               ENDED                 YEAR ENDED SEPTEMBER 30,                    TO
                                          MARCH 31, 1999 -------------------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.38       $11.19       $10.84       $10.49       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)       .47(c)       .51(c)       .52(c)       .52          .25
Net realized and unrealized gain on
  investment transactions                       (.01)         .44          .58          .45          .39          .13
Net increase in net asset value
  from operations                                .21          .91         1.09          .97          .91          .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)        (.47)        (.51)        (.52)        (.52)        (.26)
Distributions in excess of net
  investment income                               -0-        (.06)        (.03)        (.02)        (.02)          -0-
Distributions from net realized gains           (.03)        (.19)        (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.29)        (.72)        (.74)        (.62)        (.54)        (.26)
Net asset value, end of period                $11.30       $11.38       $11.19       $10.84       $10.49       $10.12

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.84%        8.40%       10.52%        9.52%        9.32%        3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $25,418      $18,050       $7,815       $4,514       $2,556         $774
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.42%(e)     1.42%        1.42%        1.31%        1.30%        1.30%(e)
  Expenses, before waivers/reimbursements       1.87%(e)     2.21%        3.09%        3.84%        7.14%       13.90%(e)
  Net investment income, net of waivers/
    reimbursements                              3.34%(e)     4.18%        4.75%        4.88%        4.85%        4.00%(e)
Portfolio turnover rate                           34%          69%         134%         246%         155%         146%


See footnote summary on page 63.


45


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         MICHIGAN PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                      FEBRUARY 25,
                                               ENDED                  YEAR ENDED SEPTEMBER 30,               1994(A) TO
                                           MARCH 31, 1999-------------------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.62       $10.52       $10.12       $10.10       $ 9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .23(c)       .48(c)       .53(c)       .52(c)       .52          .33
Net realized and unrealized gain (loss) on
  investment transactions                         -0-         .44          .55          .22          .78         (.65)
Net increase (decrease) in net asset value
  from operations                                .23          .92         1.08          .74         1.30         (.32)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.48)        (.53)        (.52)        (.52)        (.33)
Distributions in excess of net
  investment income                               -0-        (.05)        (.02)        (.03)        (.03)          -0-
Distributions from net realized gains           (.07)        (.29)        (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.32)        (.82)        (.68)        (.72)        (.55)        (.33)
Net asset value, end of period                $10.53       $10.62       $10.52       $10.12       $10.10       $ 9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.20%        9.08%       11.05%        7.54%       14.40%       (3.24)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $10,196       $8,640       $5,836       $6,123       $5,158       $2,473
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .96%(e)      .96%         .96%         .96%        1.36%         .93%(e)
  Expenses, before waivers/reimbursements       1.75%(e)     1.89%        2.46%        2.77%        3.43%        3.97%(e)
  Net investment income, net of waivers/
    reimbursements                              4.38%(e)     4.57%        5.24%        5.21%        5.27%        5.83%(e)
Portfolio turnover rate                           32%         134%         161%         242%         151%         222%


See footnote summary on page 63.


46


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        MICHIGAN PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                      FEBRUARY 25,
                                               ENDED                  YEAR ENDED SEPTEMBER 30,               1994(A) TO
                                           MARCH 31, 1999-------------------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.61       $10.52       $10.12       $10.10       $ 9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .19(c)       .40(c)       .46(c)       .45(c)       .45          .29
Net realized and unrealized gain (loss) on
  investment transactions                         -0-         .44          .55          .22          .78         (.65)
Net increase (decrease) in net asset value
  from operations                                .19          .84         1.01          .67         1.23         (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.21)        (.40)        (.46)        (.45)        (.45)        (.29)
Distributions in excess of net
  investment income                               -0-        (.06)        (.02)        (.03)        (.03)          -0-
Distributions from net realized gains           (.07)        (.29)        (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.28)        (.75)        (.61)        (.65)        (.48)        (.29)
Net asset value, end of period                $10.52       $10.61       $10.52       $10.12       $10.10       $ 9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.87%        8.26%       10.30%        6.80%       13.58%       (3.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $11,580       $9,411       $5,300       $3,553       $2,424       $1,722
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.66%(e)     1.66%        1.66%        1.66%        2.06%        1.63%(e)
  Expenses, before waivers/reimbursements       2.47%(e)     2.61%        3.23%        3.48%        4.12%        4.67%(e)
  Net investment income, net of waivers/
    reimbursements                              3.68%(e)     3.87%        4.53%        4.51%        4.57%        4.93%(e)
Portfolio turnover rate                           32%         134%         161%         242%         151%         222%


See footnote summary on page 63.


47


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       MICHIGAN PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                      FEBRUARY 25,
                                               ENDED                  YEAR ENDED SEPTEMBER 30,               1994(A) TO
                                           MARCH 31, 1999-------------------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.61       $10.52       $10.12       $10.10       $ 9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .19(c)       .41(c)       .46(c)       .45(c)       .45          .29
Net realized and unrealized gain (loss) on
  investment transactions                         -0-         .43          .55          .22          .78         (.65)
Net increase (decrease) in net asset value
  from operations                                .19          .84         1.01          .67         1.23         (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.21)        (.41)        (.46)        (.45)        (.45)        (.29)
Distributions in excess of net
  investment income                               -0-        (.05)        (.02)        (.03)        (.03)          -0-
Distributions from net realized gains           (.07)        (.29)        (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.28)        (.75)        (.61)        (.65)        (.48)        (.29)
Net asset value, end of period                $10.52       $10.61       $10.52       $10.12       $10.10       $ 9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.87%        8.26%       10.30%        6.80%       13.58%       (3.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $10,666       $8,983       $5,089       $3,940       $2,886       $2,778
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.66%(e)     1.66%        1.66%        1.66%        2.06%        1.63%(e)
  Expenses, before waivers/reimbursements       2.46%(e)     2.59%        3.20%        3.48%        4.13%        4.67%(e)
  Net investment income, net of waivers/
    reimbursements                              3.68%(e)     3.88%        4.55%        4.50%        4.69%        4.92%(e)
Portfolio turnover rate                           32%         134%         161%         242%         151%         222%


See footnote summary on page 63.


48


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      MINNESOTA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                            CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.22       $ 9.97       $ 9.58       $ 9.49       $ 9.19       $10.28

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .24(c)       .50(c)       .53(c)       .53(c)       .53          .55
Net realized and unrealized gain (loss) on
  investment transactions                       (.02)         .27          .39          .11          .32        (1.09)
Net increase (decrease) in net asset value
  from operations                                .22          .77          .92          .64          .85         (.54)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.50)        (.53)        (.53)        (.53)        (.55)
Distributions in excess of net
  investment income                               -0-        (.02)          -0-        (.02)        (.02)          -0-
Total dividends and distributions               (.25)        (.52)        (.53)        (.55)        (.55)        (.55)
Net asset value, end of period                $10.19       $10.22       $ 9.97       $ 9.58       $ 9.49       $ 9.19

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.22%        7.94%        9.93%        6.95%        9.63%       (5.35)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $8,819       $6,261       $4,120       $3,165       $2,414       $2,125
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .75%(e)      .75%         .75%         .72%         .71%         .09%
  Expenses, before waivers/reimbursements       1.70%(e)     1.80%        2.22%        2.19%        2.30%        2.12%
  Net investment income, net of waivers/
    reimbursements                              4.76%(e)     4.92%        5.44%        5.54%        5.71%        5.71%
Portfolio turnover rate                           35%          30%         131%         195%         117%         143%


See footnote summary on page 63.


49


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         MINNESOTA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.22       $ 9.97       $ 9.58       $ 9.49       $ 9.18       $10.28

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .21(c)       .42(c)       .46(c)       .46(c)       .46          .48
Net realized and unrealized gain (loss) on
  investment transactions                       (.02)         .28          .39          .11          .33        (1.10)
Net increase (decrease) in net asset value
  from operations                                .19          .70          .85          .57          .79         (.62)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)        (.42)        (.46)        (.46)        (.46)        (.48)
Distributions in excess of net
  investment income                               -0-        (.03)          -0-        (.02)        (.02)          -0-
Total dividends and distributions               (.22)        (.45)        (.46)        (.48)        (.48)        (.48)
Net asset value, end of period                $10.19       $10.22       $ 9.97       $ 9.58       $ 9.49       $ 9.18

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.86%        7.17%        9.13%        6.15%        8.90%       (6.15)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $15,117      $13,867       $8,517       $8,291       $7,299       $6,150
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.46%(e)     1.46%        1.46%        1.42%        1.42%         .80%
  Expenses, before waivers/reimbursements       2.41%(e)     2.52%        2.91%        2.89%        3.02%        2.83%
  Net investment income, net of waivers/
    reimbursements                              4.04%(e)     4.19%        4.75%        4.82%        4.97%        5.00%
Portfolio turnover rate                           35%          30%         131%         195%         117%         143%


See footnote summary on page 63.


50


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         MINNESOTA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.22       $ 9.97       $ 9.58       $ 9.50       $ 9.19       $10.27

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .20(c)       .43(c)       .46(c)       .46(c)       .46          .48
Net realized and unrealized gain (loss) on
  investment transactions                       (.01)         .27          .39          .10          .33        (1.08)
Net increase (decrease) in net asset value
  from operations                                .19          .70          .85          .56          .79         (.60)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)        (.43)        (.46)        (.46)        (.46)        (.48)
Distributions in excess of net
  investment income                               -0-        (.02)          -0-        (.02)        (.02)          -0-
Total dividends and distributions               (.22)        (.45)        (.46)        (.48)        (.48)        (.48)
Net asset value, end of period                $10.19       $10.22       $ 9.97       $ 9.58       $ 9.50       $ 9.19

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.86%        7.18%        9.13%        6.03%        8.89%       (5.95)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $8,696       $7,716       $7,358       $6,553       $7,305      $ 9,489
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.45%(e)     1.45%        1.45%        1.41%        1.41%         .79%
  Expenses, before waivers/reimbursements       2.41%(e)     2.48%        2.89%        2.88%        3.00%        2.82%
  Net investment income, net of waivers/
    reimbursements                              4.04%(e)     4.23%        4.76%        4.82%        5.05%        4.90%
Portfolio turnover rate                           35%          30%         131%         195%         117%         143%


See footnote summary on page 63.


51


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        NEW JERSEY PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.46       $10.15       $ 9.72       $ 9.65       $ 9.07       $10.29

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .25(c)       .51(c)       .51(c)       .51(c)       .54          .55
Net realized and unrealized gain (loss) on
  investment transactions                        .01          .32          .44          .11          .59        (1.22)
Net increase (decrease) in net asset value
  from operations                                .26          .83          .95          .62         1.13         (.67)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)        (.51)        (.51)        (.51)        (.54)        (.55)
Distributions in excess of net
  investment income                               -0-        (.01)        (.01)        (.04)        (.01)          -0-
Total dividends and distributions               (.26)        (.52)        (.52)        (.55)        (.55)        (.55)
Net asset value, end of period                $10.46       $10.46       $10.15       $ 9.72       $ 9.65       $ 9.07

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.51%        8.36%       10.01%        6.57%       12.91%       (6.67)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $25,797      $22,333      $16,309      $15,520      $11,612      $ 9,257
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .82%(e)      .82%         .82%         .82%         .82%         .20%
  Expenses, before waivers/reimbursements       1.21%(e)     1.29%        1.34%        1.35%        1.35%        1.33%
  Net investment income, net of waivers/
    reimbursements                              4.76%(e)     4.93%        5.16%        5.26%        5.73%        5.65%
Portfolio turnover rate                           17%          35%          61%         132%          86%         171%


See footnote summary on page 63.


52


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       NEW JERSEY PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.46       $10.16       $ 9.72       $ 9.66       $ 9.07       $10.28

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .21(c)       .43(c)       .44(c)       .44(c)       .47          .48
Net realized and unrealized gain (loss) on
  investment transactions                        .01          .32          .45          .10          .60        (1.21)
Net increase (decrease) in net asset value
  from operations                                .22          .75          .89          .54         1.07         (.73)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)        (.43)        (.44)        (.45)        (.47)        (.48)
Distributions in excess of net
  investment income                               -0-        (.02)        (.01)        (.03)        (.01)          -0-
Total dividends and distributions               (.22)        (.45)        (.45)        (.48)        (.48)        (.48)
Net asset value, end of period                $10.46       $10.46       $10.16       $ 9.72       $ 9.66       $ 9.07

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.15%        7.50%        9.32%        5.66%       12.15%       (7.28)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $61,406      $48,027      $38,308      $39,099      $34,695      $30,459
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.53%(e)     1.53%        1.53%        1.53%        1.53%         .91%
  Expenses, before waivers/reimbursements       1.92%(e)     2.00%        2.04%        2.05%        2.06%        2.03%
  Net investment income, net of waivers/
    reimbursements                              4.05%(e)     4.23%        4.45%        4.56%        5.03%        4.96%
Portfolio turnover rate                           17%          35%          61%         132%          86%         171%


See footnote summary on page 63.


53


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       NEW JERSEY PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.46       $10.16       $ 9.72       $ 9.66       $ 9.07       $10.28

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .21(c)       .43(c)       .44(c)       .44(c)       .47          .48
Net realized and unrealized gain (loss) on
  investment transactions                        .01          .32          .45          .10          .60        (1.21)
Net increase (decrease) in net asset value
  from operations                                .22          .75          .89          .54         1.07         (.73)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)        (.43)        (.44)        (.45)        (.47)        (.48)
Distributions in excess of net
  investment income                               -0-        (.02)        (.01)        (.03)        (.01)          -0-
Total dividends and distributions               (.22)        (.45)        (.45)        (.48)        (.48)        (.48)
Net asset value, end of period                $10.46       $10.46       $10.16       $ 9.72       $ 9.66       $ 9.07

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.15%        7.50%        9.32%        5.66%       12.14%       (7.28)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $31,335      $26,018      $21,404      $22,579      $21,255      $26,472
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.52%(e)     1.52%        1.52%        1.52%        1.52%         .90%
  Expenses, before waivers/reimbursements       1.91%(e)     1.99%        2.03%        2.04%        2.06%        2.02%
  Net investment income, net of waivers/
    reimbursements                              4.06%(e)     4.23%        4.47%        4.56%        5.09%        4.93%
Portfolio turnover rate                           17%          35%          61%         132%          86%         171%


See footnote summary on page 63.


54


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          OHIO PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.45       $10.16       $ 9.61       $ 9.53       $ 9.06       $10.26

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .25(c)       .52(c)       .54(c)       .52(c)       .54          .55
Net realized and unrealized gain (loss) on
  investment transactions                       (.05)         .30          .54          .11          .48        (1.19)
Net increase (decrease) in net asset value
  from operations                                .20          .82         1.08          .63         1.02         (.64)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)        (.52)        (.53)        (.53)        (.54)        (.55)
Distributions in excess of net
  investment income                               -0-        (.01)          -0-        (.02)        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.27)        (.53)        (.53)        (.55)        (.55)        (.56)
Net asset value, end of period                $10.38       $10.45       $10.16       $ 9.61       $ 9.53       $ 9.06

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.92%        8.30%       11.60%        6.72%       11.63%       (6.44)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $18,322      $14,220       $7,596       $6,054       $4,170       $2,810
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .75%(e)      .75%         .75%         .75%         .75%         .04%
  Expenses, before waivers/reimbursements       1.27%(e)     1.35%        1.52%        1.48%        1.51%        1.42%
  Net investment income, net of waivers/
    reimbursements                              4.87%(e)     5.05%        5.49%        5.47%        5.74%        5.67%
Portfolio turnover rate                           10%          16%         104%         182%         108%         161%


See footnote summary on page 63.


55


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          OHIO PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.45       $10.16       $ 9.61       $ 9.54       $ 9.06       $10.26

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)       .45(c)       .48(c)       .46(c)       .47          .48
Net realized and unrealized gain (loss) on
  investment transactions                       (.06)         .30          .53          .09          .49        (1.19)
Net increase (decrease) in net asset value
  from operations                                .16          .75         1.01          .55          .96         (.71)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.45)        (.46)        (.46)        (.47)        (.48)
Distributions in excess of net
  investment income                               -0-        (.01)          -0-        (.02)        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.23)        (.46)        (.46)        (.48)        (.48)        (.49)
Net asset value, end of period                $10.38       $10.45       $10.16       $ 9.61       $ 9.54       $ 9.06

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.57%        7.56%       10.80%        5.82%       10.88%       (7.13)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $46,448      $37,289      $26,821      $25,334      $21,821      $20,267
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.46%(e)     1.46%        1.46%        1.46%        1.46%         .74%
  Expenses, before waivers/reimbursements       1.98%(e)     2.05%        2.22%        2.18%        2.21%        2.13%
  Net investment income, net of waivers/
    reimbursements                              4.17%(e)     4.34%        4.81%        4.77%        5.08%        4.95%
Portfolio turnover rate                           10%          16%         104%         182%         108%         161%


See footnote summary on page 63.


56


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        OHIO PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                            CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.45       $10.16       $ 9.61       $ 9.54       $ 9.06       $10.26

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)       .45(c)       .47(c)       .46(c)       .47          .48
Net realized and unrealized gain (loss) on
  investment transactions                       (.06)         .30          .54          .09          .49        (1.19)
Net increase (decrease) in net asset value
  from operations                                .16          .75         1.01          .55          .96         (.71)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.45)        (.46)        (.46)        (.47)        (.48)
Distributions in excess of net
  investment income                               -0-        (.01)          -0-        (.02)        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.23)        (.46)        (.46)        (.48)        (.48)        (.49)
Net asset value, end of period                $10.38       $10.45       $10.16       $ 9.61       $ 9.54       $ 9.06

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.57%        7.56%       10.80%        5.82%       10.88%       (7.13)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $22,633      $16,685      $14,878      $17,203      $18,874      $26,294
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.45%(e)     1.45%        1.45%        1.45%        1.45%         .74%
  Expenses, before waivers/reimbursements       1.99%(e)     2.04%        2.20%        2.16%        2.20%        2.12%
  Net investment income, net of waivers/
    reimbursements                              4.18%(e)     4.36%        4.81%        4.78%        5.14%        4.89%
Portfolio turnover rate                           10%          16%         104%         182%         108%         161%


See footnote summary on page 63.


57


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      PENNSYLVANIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.66       $10.33       $ 9.85       $ 9.64       $ 9.18       $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .24(c)       .53(c)       .55(c)       .49(c)       .54          .56
Net realized and unrealized gain (loss) on
  investment transactions                       (.07)         .35          .49          .28          .48        (1.06)
Net increase (decrease) in net asset value
  from operations                                .17          .88         1.04          .77         1.02         (.50)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)        (.53)        (.55)        (.53)        (.54)        (.56)
Distributions in excess of net
  investment income                               -0-        (.02)        (.01)        (.03)        (.02)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.27)        (.55)        (.56)        (.56)        (.56)        (.57)
Net asset value, end of period                $10.56       $10.66       $10.33       $ 9.85       $ 9.64       $ 9.18

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.59%        8.72%       10.85%        8.17%       11.53%       (5.02)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $51,810      $35,632      $24,948      $21,104       $8,721       $7,149
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .95%(e)      .95%         .95%        1.00%        1.00%         .45%
  Expenses, before waivers/reimbursements       1.17%(e)     1.29%        1.40%        1.45%        1.47%        1.46%
  Net investment income, net of waivers/
    reimbursements                              4.58%(e)     5.10%        5.44%        5.40%        5.78%        5.73%
Portfolio turnover rate                           23%          70%          85%         185%         114%         156%


See footnote summary on page 63.


58


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      PENNSYLVANIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.66       $10.33       $ 9.86       $ 9.65       $ 9.18       $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .20(c)       .46(c)       .47(c)       .46(c)       .47          .49
Net realized and unrealized gain (loss) on
  investment transactions                       (.07)         .34          .49          .24          .49        (1.06)
Net increase (decrease) in net asset value
  from operations                                .13          .80          .96          .70          .96         (.57)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.46)        (.47)        (.46)        (.47)        (.49)
Distributions in excess of net
  investment income                               -0-        (.01)        (.02)        (.03)        (.02)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.23)        (.47)        (.49)        (.49)        (.49)        (.50)
Net asset value, end of period                $10.56       $10.66       $10.33       $ 9.86       $ 9.65       $ 9.18

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.24%        7.98%        9.95%        7.38%       10.78%       (5.72)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $50,980      $39,465      $30,078      $30,440      $28,559      $25,637
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.66%(e)     1.66%        1.66%        1.71%        1.71%        1.16%
  Expenses, before waivers/reimbursements       1.89%(e)     2.00%        2.09%        2.15%        2.17%        2.16%
  Net investment income, net of waivers/
    reimbursements                              3.89%(e)     4.39%        4.72%        4.69%        5.09%        5.01%
Portfolio turnover rate                           23%          70%          85%         185%         114%         156%


See footnote summary on page 63.


59


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     PENNSYLVANIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.66       $10.33       $ 9.86       $ 9.65       $ 9.18       $10.24

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .20(c)       .46(c)       .47(c)       .46(c)       .47          .49
Net realized and unrealized gain (loss) on
  investment transactions                       (.07)         .34          .49          .24          .49        (1.05)
Net increase (decrease) in net asset value
  from operations                                .13          .80          .96          .70          .96         (.56)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.46)        (.47)        (.46)        (.47)        (.49)
Distributions in excess of net
  investment income                               -0-        (.01)        (.02)        (.03)        (.02)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.23)        (.47)        (.49)        (.49)        (.49)        (.50)
Net asset value, end of period                $10.56       $10.66       $10.33       $ 9.86       $ 9.65       $ 9.18

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.24%        7.98%        9.95%        7.37%       10.78%       (5.63)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $24,032      $17,531      $15,486      $13,996      $15,052      $18,198
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.65%(e)     1.65%        1.65%        1.70%        1.70%        1.15%
  Expenses, before waivers/reimbursements       1.90%(e)     1.99%        2.10%        2.14%        2.17%        2.15%
  Net investment income, net of waivers/
    reimbursements                              3.89%(e)     4.41%        4.73%        4.69%        5.09%        4.99%
Portfolio turnover rate                           23%          70%          85%         185%         114%         156%


See footnote summary on page 63.


60


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        VIRGINIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS A
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS                                                   APRIL 29, 1994(A)
                                               ENDED                  YEAR ENDED SEPTEMBER 30,                   TO
                                          MARCH 31, 1999 -------------------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.02       $10.90       $10.58       $10.29       $ 9.69       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .25(c)       .52(c)       .57(c)       .57(c)       .56          .24
Net realized and unrealized gain (loss) on
  investment transactions                       (.11)         .49          .57          .37          .61         (.31)
Net increase (decrease) in net asset value
  from operations                                .14         1.01         1.14          .94         1.17         (.07)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.28)        (.52)        (.57)        (.57)        (.56)        (.24)
Distributions in excess of net
  investment income                               -0-        (.05)          -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.03)        (.32)        (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.31)        (.89)        (.82)        (.65)        (.57)        (.24)
Net asset value, end of period                $10.85       $11.02       $10.90       $10.58       $10.29       $ 9.69

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.32%        9.65%       11.32%        9.39%       12.46%        (.71)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $17,101      $10,315       $3,530       $2,455       $1,855       $1,249
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .67%(e)      .67%         .67%         .67%         .67%         .57%(e)
  Expenses, before waivers/reimbursements       1.54%(e)     2.09%        3.57%        5.18%        8.96%       12.29%(e)
  Net investment income, net of waivers/
    reimbursements                              4.57%(e)     4.84%        5.39%        5.39%        5.59%        5.62%(e)
Portfolio turnover rate                           17%          62%         258%         298%         128%          65%


See footnote summary on page 63.


61


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       VIRGINIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS B
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS                                                   APRIL 29, 1994(A)
                                               ENDED                  YEAR ENDED SEPTEMBER 30,                   TO
                                          MARCH 31, 1999 -------------------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.01       $10.90       $10.57       $10.29       $ 9.69       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .21(c)       .44(c)       .50(c)       .50(c)       .49          .22
Net realized and unrealized gain (loss) on
  investment transactions                       (.10)         .49          .58          .36          .61         (.32)
Net increase (decrease) in net asset value
  from operations                                .11          .93         1.08          .86         1.10         (.10)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.44)        (.50)        (.50)        (.49)        (.21)
Distributions in excess of net
  investment income                               -0-        (.06)          -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.03)        (.32)        (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.28)        (.82)        (.75)        (.58)        (.50)        (.21)
Net asset value, end of period                $10.84       $11.01       $10.90       $10.57       $10.29       $ 9.69

TOTAL RETURN
Total investment return based on net
  asset value (d)                                .99%        8.85%       10.70%        8.57%       11.67%       (1.01)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $29,841      $15,973       $5,020       $3,345       $1,193         $224
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.37%(e)     1.37%        1.37%        1.37%        1.37%        1.27%(e)
  Expenses, before waivers/reimbursements       2.25%(e)     2.84%        4.29%        5.88%        9.66%       12.99%(e)
  Net investment income, net of waivers/
    reimbursements                              3.88%(e)     4.14%        4.68%        4.70%        4.80%        4.97%(e)
Portfolio turnover rate                           17%          62%         258%         298%         128%          65%


See footnote summary on page 63.


62


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      VIRGINIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS C
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS                                                   APRIL 29, 1994(A)
                                               ENDED                  YEAR ENDED SEPTEMBER 30,                   TO
                                          MARCH 31, 1999 -------------------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)     1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.01       $10.90       $10.57       $10.29       $ 9.70       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .21(c)       .44(c)       .50(c)       .50(c)       .49          .21
Net realized and unrealized gain (loss) on
  investment transactions                       (.10)         .49          .58          .36          .60         (.30)
Net increase (decrease) in net asset value
  from operations                                .11          .93         1.08          .86         1.09         (.09)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.44)        (.50)        (.50)        (.49)        (.21)
Distributions in excess of net
  investment income                               -0-        (.06)          -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.03)        (.32)        (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.28)        (.82)        (.75)        (.58)        (.50)        (.21)
Net asset value, end of period                $10.84       $11.01       $10.90       $10.57       $10.29       $ 9.70

TOTAL RETURN
Total investment return based on net
  asset value (d)                                .99%        8.85%       10.70%        8.58%       11.56%        (.91)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $8,876       $4,597       $1,207         $642         $122          $43
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.37%(e)     1.37%        1.37%        1.37%        1.37%        1.27%(e)
  Expenses, before waivers/reimbursements       2.25%(e)     2.85%        4.25%        5.88%        9.66%       12.99%(e)
  Net investment income, net of waivers/
    reimbursements                              3.87%(e)     4.11%        4.66%        4.73%        4.81%        4.67%(e)
Portfolio turnover rate                           17%          62%         258%         298%         128%          65%


(a)  Commencement of operations.

(b)  Net of fee waived and expenses reimbursed by the Adviser.

(c)  Based on average shares.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.

(e)  Annualized.


63


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
DAVID DOWDEN, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
One Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


64


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio


65


ALLIANCE MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNIIISR